UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09121

JNL Variable Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2016 – September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2016

JNL/Mellon Capital Dow SM Index Fund

	Shares/Par†	Value
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 14.7%
Home Depot Inc.	190	$24,482
McDonald’s Corp.	190	21,925
Nike Inc. - Class B	189	9,971
Walt Disney Co.	190	17,635
		74,013
CONSUMER STAPLES - 7.7%
Coca-Cola Co.	189	7,994
Procter & Gamble Co.	190	17,037
Wal-Mart Stores Inc.	190	13,676
		38,707
ENERGY - 7.2%
Chevron Corp.	190	19,551
Exxon Mobil Corp.	190	16,568
		36,119
FINANCIALS - 14.5%
American Express Co.	190	12,137
Goldman Sachs Group Inc.	165	26,545
JPMorgan Chase & Co.	190	12,620
Travelers Cos. Inc.	190	21,771
		73,073
HEALTH CARE - 13.3%
Johnson & Johnson	190	22,454
Merck & Co. Inc.	189	11,825
Pfizer Inc.	188	6,383
UnitedHealth Group Inc.	190	26,626
		67,288
INDUSTRIALS - 19.9%
3M Co.	190	33,538
Boeing Co.	190	25,056
Caterpillar Inc.	190	16,848
General Electric Co.	188	5,573
United Technologies Corp.	190	19,304
		100,319
INFORMATION TECHNOLOGY - 18.1%
Apple Inc.	190	21,481
Cisco Systems Inc.	188	5,967
Intel Corp.	188	7,114
International Business Machines Corp.	190	30,222
Microsoft Corp.	189	10,907
Visa Inc. - Class A (d)	190	15,692
		91,383
MATERIALS - 2.5%
E. I. du Pont de Nemours & Co.	190	12,698
TELECOMMUNICATION SERVICES - 1.9%
Verizon Communications Inc.	189	9,835
Total Common Stocks (cost $463,693)		503,435

SHORT TERM INVESTMENTS - 0.2%
Investment Company - 0.2%
JNL Money Market Fund, 0.24% (a) (b)	1,206	1,206
Treasury Securities - 0.0%
U.S. Treasury Bill, 0.30%, 12/15/16 (f)	$155	155
Total Short Term Investments (cost $1,361)		1,361
Total Investments - 100.0% (cost $465,054)		504,796
Other Assets and Liabilities, Net - (0.0%)		(64)
Total Net Assets - 100.0%		$504,732

JNL/Mellon Capital Global 30 Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 14.0%
Belle International Holdings Ltd.	12,221	$8,461
Li & Fung Ltd. (d)	14,811	7,632
Marks & Spencer Group Plc	1,470	6,307
McDonald’s Corp.	111	12,782
Sands China Ltd.	3,065	13,434
		48,616
CONSUMER STAPLES - 11.2%
British American Tobacco Plc	202	12,900
Procter & Gamble Co.	154	13,789
Tate & Lyle Plc	1,272	12,347
		39,036
ENERGY - 18.8%
BP Plc	2,151	12,540
Chevron Corp.	139	14,307
China Shenhua Energy Co. Ltd. - Class H	6,647	13,137
CNOOC Ltd.	9,903	12,493
Exxon Mobil Corp.	148	12,923
		65,400
FINANCIALS - 17.9%
Bank of China Ltd. - Class H	23,848	11,013
Bank of Communications Co. Ltd. - Class H	14,966	11,511
China Construction Bank Corp. - Class H	15,366	11,540
HSBC Holdings Plc	1,384	10,355
Industrial & Commercial Bank of China Ltd. - Class H	17,785	11,288
Man Group Plc	4,538	6,611
		62,318
HEALTH CARE - 10.5%
GlaxoSmithKline Plc	564	12,003
Merck & Co. Inc.	212	13,208
Pfizer Inc.	333	11,275
		36,486
INDUSTRIALS - 14.4%
BAE Systems Plc	1,652	11,220
Caterpillar Inc. (d)	150	13,297
General Electric Co.	429	12,704
Smiths Group Plc	680	12,906
		50,127
INFORMATION TECHNOLOGY - 3.4%
International Business Machines Corp.	75	11,845
TELECOMMUNICATION SERVICES - 6.3%
Verizon Communications Inc.	242	12,562
Vodafone Group Plc	3,302	9,471
		22,033

See accompanying Notes to Schedules of Investments.

	Shares	Value
UTILITIES - 3.3%
National Grid Plc	822	11,605
Total Common Stocks (cost $329,750)		347,466
Total Investments - 99.8% (cost $329,750)		347,466
Other Assets and Liabilities, Net - 0.2%		526
Total Net Assets - 100.0%		$347,992

JNL/Mellon Capital Nasdaq® 100 Fund

COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 20.9%
Amazon.com Inc. (c)	85	$70,944
Bed Bath & Beyond Inc. (d)	27	1,160
Charter Communications Inc. - Class A (c)	48	13,089
Comcast Corp. - Class A	430	28,495
Ctrip.com International Ltd. - ADR (c)	67	3,134
Discovery Communications Inc. - Class A (c) (d)	26	691
Discovery Communications Inc. - Class C (c)	43	1,139
DISH Network Corp. - Class A (c)	39	2,152
Dollar Tree Inc. (c)	42	3,343
Expedia Inc. (d)	24	2,800
JD.com Inc. - ADR - Class A (c) (d)	164	4,289
Liberty Global Plc - Class A (c)	48	1,650
Liberty Global Plc - Class C (c)	114	3,769
Liberty Interactive Corp. QVC Group - Class A (c)	81	1,618
Liberty Ventures - Class A (c)	23	921
Marriott International Inc. - Class A	46	3,080
Mattel Inc.	59	1,802
Netflix Inc. (c)	77	7,569
Norwegian Cruise Line Holdings Ltd. (c)	41	1,550
O’Reilly Automotive Inc. (c)	17	4,696
Priceline Group Inc. (c)	9	13,015
Ross Stores Inc.	72	4,610
Sirius XM Holdings Inc. (c) (d)	862	3,596
Starbucks Corp.	262	14,207
Tesla Motors Inc. (c) (d)	27	5,460
Tractor Supply Co.	23	1,566
TripAdvisor Inc. (c)	23	1,480
Twenty-First Century Fox Inc. - Class A	189	4,574
Twenty-First Century Fox Inc. - Class B	141	3,476
Ulta Salon Cosmetics & Fragrance Inc. (c)	11	2,591
Viacom Inc. - Class B	63	2,385
		214,851
CONSUMER STAPLES - 6.4%
Costco Wholesale Corp.	78	11,957
Kraft Heinz Foods Co.	218	19,494
Mondelez International Inc. - Class A	278	12,221
Monster Beverage Corp. (c)	34	4,988
Walgreens Boots Alliance Inc.	194	15,610
Whole Foods Market Inc. (d)	58	1,635
		65,905
HEALTH CARE - 11.6%
Alexion Pharmaceuticals Inc. (c)	40	4,928
Amgen Inc.	134	22,323
Biogen Inc. (c)	39	12,275
BioMarin Pharmaceutical Inc. (c)	31	2,847
Celgene Corp. (c)	139	14,495
Cerner Corp. (c)	61	3,746
DENTSPLY SIRONA Inc.	41	2,425
Express Scripts Holding Co. (c)	113	7,962
Gilead Sciences Inc.	236	18,674
Henry Schein Inc. (c)	14	2,321
Illumina Inc. (c)	26	4,698
Incyte Corp. (c)	34	3,189
Intuitive Surgical Inc. (c)	7	5,006
Mylan NV (c) (d)	96	3,662
Regeneron Pharmaceuticals Inc. (c)	19	7,446
Vertex Pharmaceuticals Inc. (c)	44	3,880
		119,877
INDUSTRIALS - 1.8%
American Airlines Group Inc.	95	3,489
CSX Corp.	170	5,176
Fastenal Co.	50	2,095
PACCAR Inc. (d)	63	3,702
Stericycle Inc. (c)	15	1,238
Verisk Analytics Inc. (c)	30	2,400
		18,100
INFORMATION TECHNOLOGY - 56.1%
Activision Blizzard Inc.	133	5,889
Adobe Systems Inc. (c)	89	9,685
Akamai Technologies Inc. (c) (d)	31	1,618
Alphabet Inc. - Class A (c)	53	42,378
Alphabet Inc. - Class C (c)	61	47,740
Analog Devices Inc.	55	3,561
Apple Inc.	963	108,860
Applied Materials Inc.	194	5,842
Autodesk Inc. (c)	39	2,832
Automatic Data Processing Inc.	82	7,209
Baidu.com - ADR - Class A (c)	49	8,934
Broadcom Ltd.	71	12,212
CA Inc.	75	2,496
Check Point Software Technologies Ltd. (c) (d)	30	2,319
Cisco Systems Inc.	899	28,526
Citrix Systems Inc. (c)	27	2,313
Cognizant Technology Solutions Corp.Class A (c)	109	5,192
eBay Inc. (c)	200	6,574
Electronic Arts Inc. (c)	54	4,610
Facebook Inc. - Class A (c)	415	53,258
Fiserv Inc. (c)	39	3,888
Intel Corp.	846	31,930
Intuit Inc.	46	5,049
Lam Research Corp.	29	2,732
Linear Technology Corp.	42	2,482
Maxim Integrated Products Inc.	51	2,043
Microchip Technology Inc.	38	2,359
Micron Technology Inc. (c)	187	3,320
Microsoft Corp.	1,393	80,216
NetApp Inc. (d)	50	1,801
NetEase.com Inc.- ADR	14	3,304
Nvidia Corp. (d)	96	6,571
NXP Semiconductors NV (c)	61	6,207
Paychex Inc. (d)	65	3,747
PayPal Holdings Inc. (c)	216	8,855
QUALCOMM Inc.	264	18,058
Seagate Technology (d)	53	2,024
Skyworks Solutions Inc. (d)	33	2,537
Symantec Corp.	111	2,781
Texas Instruments Inc.	180	12,600
Western Digital Corp. (d)	50	2,905
Xilinx Inc. (d)	46	2,476
Yahoo! Inc. (c)	171	7,349
		577,282

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
TELECOMMUNICATION SERVICES - 1.1%
SBA Communications Corp. (c)	22	2,442
T-Mobile US Inc. (c)	147	6,889
Vodafone Group Plc - ADR	70	2,037
		11,368
Total Common Stocks (cost $919,128)		1,007,383

SHORT TERM INVESTMENTS - 2.9%
Investment Company - 2.0%
JNL Money Market Fund, 0.24% (a) (b)	20,763	20,763
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (b)	8,038	8,038
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.30%, 12/15/16 (f)	$1,130	1,130
Total Short Term Investments (cost $29,930)		29,931
Total Investments - 100.8% (cost $949,058)		1,037,314
Other Assets and Liabilities, Net - (0.8%)		(8,175)
Total Net Assets - 100.0%		$1,029,139

JNL/Mellon Capital S&P® 24 Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 11.8%
AutoZone Inc. (c)	33	$25,415
H&R Block Inc. (d)	739	17,106
TJX Cos. Inc.	344	25,722
		68,243
CONSUMER STAPLES - 12.6%
Clorox Co. (d)	194	24,308
Estee Lauder Cos. Inc. - Class A	279	24,705
Mondelez International Inc. - Class A	556	24,389
		73,402
ENERGY - 9.6%
Marathon Petroleum Corp.	475	19,268
Tesoro Corp.	227	18,090
Valero Energy Corp.	349	18,471
		55,829
FINANCIALS - 9.8%
NASDAQ Inc.	430	29,020
Torchmark Corp.	432	27,601
		56,621
HEALTH CARE - 13.8%
Gilead Sciences Inc.	248	19,635
Varian Medical Systems Inc. (c)	309	30,792
Waters Corp. (c)	186	29,538
		79,965
INDUSTRIALS - 15.0%
Cintas Corp. (d)	275	30,984
Expeditors International of Washington Inc. (d)	549	28,277
Northrop Grumman Systems Corp.	130	27,718
		86,979
INFORMATION TECHNOLOGY - 13.2%
Intuit Inc.	257	28,315
Seagate Technology (d)	671	25,857
VeriSign Inc. (c) (d)	290	22,672
		76,844
UTILITIES - 14.0%
Eversource Energy	478	25,884
Public Service Enterprise Group Inc.	628	26,281
SCANA Corp. (d)	400	28,978
		81,143
Total Common Stocks (cost $555,555)		579,026

SHORT TERM INVESTMENTS - 2.5%
Investment Company - 0.0%
JNL Money Market Fund, 0.24% (a) (b)	181	181
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (b)	14,695	14,695
Total Short Term Investments (cost $14,876)		14,876
Total Investments - 102.3% (cost $570,431)		593,902
Other Assets and Liabilities, Net - (2.3%)		(13,533)
Total Net Assets - 100.0%		$580,369

JNL/Mellon Capital S&P® SMid 60 Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 1.2%
Fred’s Inc. - Class A (d)	344	$3,114
Stage Stores Inc. (d)	583	3,269
		6,383
CONSUMER STAPLES - 2.3%
Darling Ingredients Inc. (c)	501	6,773
Universal Corp. (d)	98	5,717
		12,490
ENERGY - 21.6%
Bill Barrett Corp. (c) (d)	1,322	7,350
Bonanza Creek Energy Inc. (c) (d)	1,020	1,040
Bristow Group Inc. (d)	205	2,867
Helix Energy Solutions Group Inc. (c)	1,011	8,223
Newpark Resources Inc. (c)	1,017	7,488
Noble Corp. Plc (d)	1,005	6,374
Oil States International Inc. (c)	385	12,151
Patterson-UTI Energy Inc.	711	15,900
Pioneer Energy Services Corp. (c)	2,402	9,704
QEP Resources Inc.	780	15,235
Rowan Cos. Plc - Class A	635	9,631
Superior Energy Services Inc.	798	14,286
Unit Corp. (c)	439	8,161
		118,410
FINANCIALS - 29.5%
American Equity Investment Life Holding Co.	233	4,139
American Financial Group Inc.	153	11,469
Aspen Insurance Holdings Ltd.	229	10,684
CNO Financial Group Inc.	588	8,979
Employer Holdings Inc.	204	6,080
Everest Re Group Ltd. (d)	60	11,323
First Bancorp Inc. (c) (d)	1,702	8,849
Green Dot Corp. - Class A (c) (d)	332	7,650
Hancock Holding Co.	433	14,051
Hanover Insurance Group Inc.	136	10,244
Horace Mann Educators Corp.	170	6,227
Navigators Group Inc.	65	6,287
Old Republic International Corp.	589	10,376
Piper Jaffray Cos. (c) (d)	137	6,611
Reinsurance Group of America Inc.	129	13,930

See accompanying Notes to Schedules of Investments.

	Shares	Value
Selective Insurance Group Inc. (d)	168	6,680
TCF Financial Corp.	779	11,299
World Acceptance Corp. (c) (d)	146	7,149
		162,027
HEALTH CARE - 1.6%
Lifepoint Health Inc. (c)	149	8,843
INDUSTRIALS - 15.4%
AECOM (c)	362	10,748
Aegion Corp. (c)	285	5,440
AGCO Corp.	240	11,829
Atlas Air Worldwide Holdings Inc. (c)	135	5,770
GATX Corp. (d)	256	11,390
Greenbrier Cos. Inc. (d)	169	5,977
NOW Inc. (c)	676	14,477
SkyWest Inc.	300	7,928
Trinity Industries Inc.	446	10,786
		84,345
INFORMATION TECHNOLOGY - 6.6%
Ingram Micro Inc. - Class A	361	12,886
Tech Data Corp. (c)	166	14,052
TTM Technologies Inc. (c) (d)	840	9,618
		36,556
MATERIALS - 14.3%
Carpenter Technology Corp. (d)	368	15,178
Century Aluminum Co. (c) (d)	1,199	8,330
Commercial Metals Co.	793	12,847
Domtar Corp.	296	10,984
Kraton Performance Polymers Inc. (c) (d)	328	11,495
P.H. Glatfelter Co.	296	6,410
Reliance Steel & Aluminum Co.	188	13,528
		78,772
TELECOMMUNICATION SERVICES - 3.1%
Iridium Communications Inc. (c) (d)	654	5,301
Telephone & Data Systems Inc.	431	11,714
		17,015
UTILITIES - 4.1%
Great Plains Energy Inc.	399	10,882
PNM Resources Inc.	358	11,705
		22,587
Total Common Stocks (cost $490,095)		547,428

SHORT TERM INVESTMENTS - 6.5%
Investment Company - 0.3%
JNL Money Market Fund, 0.24% (a) (b)	1,647	1,647
Securities Lending Collateral - 6.2%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (b)	33,950	33,950
Total Short Term Investments (cost $35,597)		35,597
Total Investments - 106.2% (cost $525,692)		583,025
Other Assets and Liabilities, Net - (6.2%)		(33,781)
Total Net Assets - 100.0%		$549,244

JNL/Mellon Capital JNL 5 Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 8.8%
American Eagle Outfitters Inc. (d)	1,516	$27,084
Churchill Downs Inc.	73	10,662
Chuy’s Holdings Inc. (c)	71	1,993
Cinemark Holdings Inc.	749	28,671
Cooper-Standard Holding Inc. (c)	76	7,537
Core-Mark Holding Co. Inc. (d)	200	7,155
Darden Restaurants Inc.	380	23,331
Dave & Buster’s Entertainment Inc. (c)	182	7,121
Gap Inc. (d)	940	20,913
Gentherm Inc. (c) (d)	158	4,969
Gray Television Inc. (c)	285	2,950
Helen of Troy Ltd. (c)	123	10,609
Home Depot Inc.	457	58,811
Installed Building Products Inc. (c)	138	4,945
Isle of Capri Casinos Inc. (c)	178	3,962
Kohl’s Corp. (d)	485	21,202
Marks & Spencer Group Plc	6,237	26,759
Nautilus Inc. (c)	137	3,111
Pinnacle Entertainment Inc. (c) (d)	265	3,264
Sportsman’s Warehouse Holdings Inc. (c)	180	1,890
World Wrestling Entertainment Inc. - Class A (d)	151	3,214
		280,153
CONSUMER STAPLES - 13.3%
Adecoagro SA (c)	523	5,971
Cal-Maine Foods Inc. (d)	191	7,374
Cott Corp.	480	6,833
Hormel Foods Corp. (d)	1,532	58,094
John B. Sanfilippo & Son Inc.	37	1,875
Kroger Co.	1,455	43,183
Procter & Gamble Co. (d)	763	68,472
Reynolds American Inc.	528	24,909
Tyson Foods Inc. - Class A (d)	1,129	84,317
USANA Health Sciences Inc. (c) (d)	56	7,731
Wal-Mart Stores Inc.	1,622	116,980
		425,739
ENERGY - 15.0%
BP Plc	7,820	45,579
Canadian Natural Resources Ltd.	1,110	35,562
Cenovus Energy Inc.	1,921	27,608
Chevron Corp.	673	69,258
China Shenhua Energy Co. Ltd. - Class H	27,006	53,377
CNOOC Ltd.	38,635	48,739
Ensco Plc - Class A	1,509	12,829
Exxon Mobil Corp. (d)	772	67,367
HollyFrontier Corp. (d)	592	14,511
Nordic American Tankers Ltd. (d)	396	3,999
PBF Energy Inc. - Class A (d)	673	15,227
PDC Energy Inc. (c) (d)	174	11,701
PrairieSky Royalty Ltd. (d)	23	470
Suncor Energy Inc.	944	26,218
Teekay Tankers Ltd. - Class A (d)	582	1,473
Valero Energy Corp.	856	45,385
		479,303
FINANCIALS - 8.4%
Ameris Bancorp	141	4,922
Banc of California Inc.	164	2,855
Bank of China Ltd. - Class H	92,091	42,528
BNC Bancorp	177	4,303
CenterState Banks of Florida Inc.	200	3,542
China Construction Bank Corp. - Class H	60,088	45,128
Customers Bancorp Inc. (c)	119	2,990
Diamond Hill Investment Group Inc.	15	2,852
Eagle Bancorp Inc. (c)	147	7,267
Hannon Armstrong Sustainable Infrastructure Capital Inc. (d)	167	3,899

See accompanying Notes to Schedules of Investments.

	Shares	Value
Home Bancshares Inc.	615	12,793
Industrial & Commercial Bank of China Ltd. - Class H	68,457	43,448
INTL FCStone Inc. (c)	84	3,250
James River Group Holdings Ltd.	126	4,579
Kearny Financial Corp.	409	5,562
Pinnacle Financial Partners Inc. (d)	179	9,669
RLI Corp. (d)	190	13,006
Simmons First National Corp. - Class A (d)	131	6,526
Thomson Reuters Corp.	644	26,629
Towne Bank	227	5,465
United Fire Group Inc.	110	4,639
Walker & Dunlop Inc. (c)	135	3,423
WSFS Financial Corp.	132	4,811
Yadkin Financial Corp.	138	3,633
		267,719
HEALTH CARE - 17.4%
AbbVie Inc.	415	26,145
Aetna Inc.	548	63,303
AMN Healthcare Services Inc. (c) (d)	210	6,688
Aptevo Therapeutics Inc. (c)	87	222
Cantel Medical Corp.	183	14,256
Chemed Corp. (d)	74	10,430
CIGNA Corp.	409	53,265
Civitas Solutions Inc. (c)	164	2,998
Cynosure Inc. - Class A (c)	100	5,096
Emergent BioSolutions Inc. (c) (d)	170	5,358
Humana Inc.	333	58,951
ICU Medical Inc. (c)	70	8,849
Inogen Inc. (c) (d)	86	5,173
Insys Therapeutics Inc. (c) (d)	314	3,702
Integra LifeSciences Holdings Corp. (c) (d)	162	13,386
LHC Group Inc. (c)	78	2,888
Masimo Corp. (c)	220	13,114
Merck & Co. Inc.	1,900	118,553
Natus Medical Inc. (c)	143	5,618
Pfizer Inc.	3,120	105,675
PharMerica Corp. (c)	133	3,721
Prestige Brands Holdings Inc. (c)	229	11,072
Providence Services Corp. (c)	66	3,220
Repligen Corp. (c) (d)	143	4,319
Supernus Pharmaceuticals Inc. (c) (d)	214	5,295
US Physical Therapy Inc. (d)	55	3,439
		554,736
INDUSTRIALS - 10.3%
BAE Systems Plc	5,506	37,404
Beacon Roofing Supply Inc. (c)	258	10,860
Caterpillar Inc. (d)	879	78,070
Comfort Systems USA Inc.	166	4,865
Deere & Co. (d)	315	26,845
Griffon Corp. (d)	212	3,598
Hawaiian Holdings Inc. (c)	231	11,246
Insperity Inc.	106	7,698
John Bean Technologies Corp.	128	9,007
Northrop Grumman Systems Corp.	319	68,222
On Assignment Inc. (c)	232	8,404
Patrick Industries Inc. (c)	69	4,261
Pitney Bowes Inc. (d)	1,177	21,375
Timken Co.	843	29,625
Universal Forest Products Inc.	89	8,725
		330,205
INFORMATION TECHNOLOGY - 12.9%
Angie’s List Inc. (c) (d)	262	2,595
Cirrus Logic Inc. (c)	278	14,777
Cisco Systems Inc.	3,775	119,734
CSG Systems International Inc.	144	5,961
Ellie Mae Inc. (c) (d)	131	13,765
ePlus Inc. (c) (d)	33	3,149
ExlService Holdings Inc. (c)	145	7,215
Fabrinet (c) (d)	157	6,994
Fair Isaac Corp.	136	16,982
FleetMatics Group Plc (c) (d)	169	10,155
Gigamon Inc. (c)	150	8,208
II-VI Inc. (c)	269	6,538
International Business Machines Corp. (d)	440	69,862
LogMeIn Inc. (d)	109	9,866
Monolithic Power Systems Inc.	173	13,945
Orbotech Ltd. (c)	187	5,526
OSI Systems Inc. (c)	87	5,665
Paycom Software Inc. (c) (d)	259	12,988
Photronics Inc. (c)	298	3,071
Silver Spring Networks Inc. (c)	225	3,189
Sina Corp. (c)	303	22,400
SPS Commerce Inc. (c)	73	5,345
Sykes Enterprises Inc. (c)	187	5,255
WebMD Health Corp. (c) (d)	163	8,084
Weibo Corp. - ADR (c)	31	1,530
Western Union Co. (d)	1,355	28,221
		411,020
MATERIALS - 6.3%
Compass Minerals International Inc. (d)	314	23,175
Dow Chemical Co.	478	24,787
Ingevity Corp. (c)	87	4,001
Innospec Inc.	106	6,447
LyondellBasell Industries NV - Class A	274	22,128
Nucor Corp.	604	29,865
Packaging Corp. of America	383	31,136
Sonoco Products Co. (d)	594	31,357
US Concrete Inc. (c) (d)	66	3,019
WestRock Co.	527	25,547
		201,462
REAL ESTATE - 0.6%
Coresite Realty Corp. (d)	134	9,896
QTS Realty Trust Inc. - Class A (d)	181	9,542
		19,438
TELECOMMUNICATION SERVICES - 5.2%
Shenandoah Telecommunications Co. (d)	425	11,551
Verizon Communications Inc.	2,173	112,966
Vodafone Group Plc	12,579	36,074
Vonage Holdings Corp. (c)	938	6,200
		166,791
UTILITIES - 1.6%
National Grid Plc	2,935	41,450
Ormat Technologies Inc.	215	10,399
		51,849
Total Common Stocks (cost $2,880,623)		3,188,415

SHORT TERM INVESTMENTS - 1.5%
Investment Company - 0.2%
JNL Money Market Fund, 0.24% (a) (b)	5,370	5,370
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (b)	43,535	43,535
Total Short Term Investments (cost $48,905)		48,905

See accompanying Notes to Schedules of Investments.

	Shares	Value
Total Investments - 101.3% (cost $2,929,528)		3,237,320
Other Assets and Liabilities, Net - (1.3%)		(41,718)
Total Net Assets - 100.0%		$3,195,602

JNL/Mellon Capital Communications Sector Fund

COMMON STOCKS - 100.1%
TELECOMMUNICATION SERVICES - 100.1%
AT&T Inc.	759	$30,817
ATN International Inc.	30	1,941
Boingo Wireless Inc. (c)	291	2,988
CenturyLink Inc.	198	5,438
Cincinnati Bell Inc. (c)	580	2,366
Cogent Communications Holdings Inc.	65	2,381
Consolidated Communications Holdings Inc. (d)	93	2,340
Fairpoint Communications Inc. (c)	129	1,937
Frontier Communications Corp. (d)	679	2,825
General Communication Inc. - Class A (c)	138	1,902
Globalstar Inc. (c) (d)	1,546	1,870
IDT Corp. - Class B	143	2,468
Inteliquent Inc.	117	1,888
Iridium Communications Inc. (c) (d)	249	2,019
Level 3 Communications Inc. (c)	113	5,250
Lumos Networks Corp. (c)	147	2,052
NII Capital Corp. (c)	830	2,764
ORBCOMM Inc. (c)	262	2,684
pdvWireless Inc. (c) (d)	77	1,756
SBA Communications Corp. (c)	50	5,587
Shenandoah Telecommunications Co.	85	2,308
Spok Holdings Inc.	111	1,983
Sprint Corp. (c) (d)	635	4,207
Straight Path Communications Inc. - Class B (c) (d)	88	2,258
T-Mobile US Inc. (c)	120	5,596
Telephone & Data Systems Inc.	91	2,484
US Cellular Corp. (c)	49	1,784
Verizon Communications Inc.	591	30,711
Vonage Holdings Corp. (c)	379	2,508
Windstream Holdings Inc. (d)	284	2,853
Total Common Stocks (cost $126,555)		139,965

SHORT TERM INVESTMENTS - 12.7%
Securities Lending Collateral - 12.7%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (b)	17,775	17,775
Total Short Term Investments (cost $17,775)		17,775
Total Investments - 112.8% (cost $144,330)		157,740
Other Assets and Liabilities, Net - (12.8%)		(17,852)
Total Net Assets - 100.0%		$139,888

JNL/Mellon Capital Consumer Brands Sector Fund

COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 100.0%
1-800-Flowers.com Inc. - Class A (c)	7	$61
Aaron’s Inc.	21	523
Abercrombie & Fitch Co. - Class A	23	358
Advance Auto Parts Inc.	23	3,479
Amazon.com Inc. (c)	126	105,792
AMC Entertainment Holdings Inc. - Class A	6	195
AMC Networks Inc. - Class A (c) (d)	20	1,016
American Axle & Manufacturing Holdings Inc. (c)	22	370
American Eagle Outfitters Inc. (d)	55	987
American Public Education Inc. (c)	4	88
Apollo Education Group Inc. - Class A (c)	32	252
ARAMARK Corp.	72	2,750
Asbury Automotive Group Inc. (c)	6	359
Ascena Retail Group Inc. (c) (d)	48	270
Autoliv Inc. (d)	28	2,991
AutoNation Inc. (c) (d)	23	1,130
AutoZone Inc. (c)	9	7,134
Barnes & Noble Education Inc. (c)	13	123
Barnes & Noble Inc.	20	228
Beazer Homes USA Inc. (c)	11	125
Bed Bath & Beyond Inc.	49	2,102
Belmond Ltd. - Class A (c)	29	374
Best Buy Co. Inc.	92	3,506
Big 5 Sporting Goods Corp.	6	78
Big Lots Inc. (d)	16	769
Biglari Holdings Inc. (c)	—	141
BJ’s Restaurants Inc. (c)	6	202
Bloomin’ Brands Inc.	36	615
Blue Nile Inc.	3	112
Bob Evans Farms Inc.	6	222
Bojangles’ Inc. (c)	3	53
BorgWarner Inc.	68	2,397
Boyd Gaming Corp. (c)	26	519
Bridgepoint Education Inc. (c)	7	50
Bright Horizons Family Solutions Inc. (c)	14	954
Brinker International Inc. (d)	17	876
Brunswick Corp.	29	1,409
Buckle Inc. (d)	10	230
Buffalo Wild Wings Inc. (c)	6	816
Burlington Stores Inc. (c)	22	1,811
Cabela’s Inc. (c)	14	795
Cable One Inc.	1	875
Caesars Acquisition Co. - Class A (c)	14	173
Caesars Entertainment Corp. (c) (d)	14	105
CalAtlantic Group Inc.	25	822
Caleres Inc.	14	362
Callaway Golf Co.	28	320
Capella Education Co.	4	229
Career Education Corp. (c)	21	143
Carmax Inc. (c) (d)	61	3,246
Carmike Cinemas Inc. (c)	7	229
Carnival Corp.	115	5,610
Carriage Services Inc.	5	112
Carrol’s Restaurant Group Inc. (c)	11	149
Carter’s Inc.	16	1,407
Cato Corp. - Class A	8	273
Cavco Industries Inc. (c)	2	246
CBS Corp. - Class B	131	7,154
Century Communities Inc. (c)	5	118
Charter Communications Inc. - Class A (c)	67	18,143
Cheesecake Factory Inc. (d)	15	743
Chegg Inc. (c) (d)	16	113
Chico’s FAS Inc.	41	493
Childrens Place Retail Stores Inc.	6	455
Chipotle Mexican Grill Inc. (c) (d)	9	3,883
Choice Hotels International Inc. (d)	12	538
Churchill Downs Inc.	4	593
Chuy’s Holdings Inc. (c) (d)	5	142
Cinemark Holdings Inc.	33	1,263
Citi Trends Inc.	5	106
Clear Channel Outdoor Holdings Inc. - Class A	8	44

See accompanying Notes to Schedules of Investments.

	Shares	Value
ClubCorp Holdings Inc.	20	283
Coach Inc.	87	3,180
Columbia Sportswear Co.	9	508
Comcast Corp. - Class A	762	50,519
Conn’s Inc. (c)	6	66
Container Store Group Inc. (c) (d)	5	23
Cooper Tire & Rubber Co.	17	653
Cooper-Standard Holding Inc. (c)	4	388
Core-Mark Holding Co. Inc. (d)	15	533
Cracker Barrel Old Country Store Inc. (d)	6	805
Crocs Inc. (c)	25	210
CSS Industries Inc.	3	70
CST Brands Inc.	24	1,149
D.R. Horton Inc.	111	3,340
Dana Holding Corp.	45	703
Darden Restaurants Inc.	38	2,330
Dave & Buster’s Entertainment Inc. (c)	10	384
Deckers Outdoor Corp. (c)	10	574
Del Frisco’s Restaurant Group Inc. (c)	8	105
Del Taco Restaurants Inc. (c)	13	155
Delphi Automotive Plc	86	6,111
Denny’s Corp. (c)	25	266
DeVry Education Group Inc. (d)	19	434
Dick’s Sporting Goods Inc.	28	1,579
Dillard’s Inc. - Class A (d)	6	386
DineEquity Inc.	6	438
Discovery Communications Inc. - Class A (c)	47	1,277
Discovery Communications Inc. - Class C (c)	74	1,958
DISH Network Corp. - Class A (c)	71	3,904
Dollar General Corp.	89	6,250
Dollar Tree Inc. (c)	74	5,849
Domino’s Pizza Inc.	16	2,385
Dorman Products Inc. (c) (d)	10	643
Drew Industries Inc.	7	709
DSW Inc. - Class A	23	476
Duluth Holdings Inc. - Class B (c) (d)	6	155
Dunkin’ Brands Group Inc. (d)	29	1,496
El Pollo Loco Holdings Inc. (c) (d)	9	115
Eldorado Resorts Inc. (c)	7	102
Entercom Communications Corp. - Class A	9	113
Entravision Communications Corp. - Class A	20	154
Ethan Allen Interiors Inc. (d)	8	265
Etsy Inc. (c)	18	258
EW Scripps Co. - Class A (c)	17	274
Expedia Inc.	39	4,535
Express Inc. (c)	23	267
Extended Stay America Inc. - Class B (d)	27	380
Federal-Mogul Corp. (c)	11	105
Fiesta Restaurant Group Inc. (c)	9	212
Finish Line Inc. - Class A	13	292
Five Below Inc. (c)	17	689
Foot Locker Inc.	43	2,912
Ford Motor Co.	1,168	14,101
Fossil Group Inc. (c) (d)	14	383
Fox Factory Holding Corp. (c)	9	196
Francesca’s Holdings Corp. (c)	13	202
Fred’s Inc. - Class A	11	98
FTD Cos. Inc. (c)	6	119
G-III Apparel Group Ltd. (c)	13	386
GameStop Corp. - Class A (d)	33	905
Gannett Co. Inc.	35	413
Gap Inc. (d)	75	1,658
Garmin Ltd. (d)	35	1,704
General Motors Co.	437	13,876
Genesco Inc. (c)	7	382
Gentex Corp.	90	1,582
Gentherm Inc. (c)	11	353
Genuine Parts Co.	47	4,724
Global Eagle Entertainment Inc. (c) (d)	15	122
GNC Holdings Inc. - Class A	21	428
Goodyear Tire & Rubber Co.	84	2,724
GoPro Inc. - Class A (c) (d)	27	442
Graham Holdings Co.	1	663
Grand Canyon Education Inc. (c)	15	592
Gray Television Inc. (c)	19	200
Green Brick Partners Inc. (c)	6	48
Group 1 Automotive Inc.	7	423
Groupon Inc. - Class A (c) (d)	134	691
Guess Inc. (d)	20	292
H&R Block Inc.	70	1,620
Habit Restaurants Inc. - Class A (c) (d)	4	52
HanesBrands Inc.	119	2,998
Harley-Davidson Inc.	58	3,027
Harman International Industries Inc.	22	1,884
Hasbro Inc.	36	2,831
Haverty Furniture Cos. Inc.	6	127
Helen of Troy Ltd. (c)	9	737
Hibbett Sports Inc. (c) (d)	7	265
Hilton Worldwide Holdings Inc.	172	3,933
Home Depot Inc.	392	50,419
Houghton Mifflin Harcourt Co. (c)	35	465
Hovnanian Enterprises Inc. - Class A (c) (d)	29	49
HSN Inc.	11	434
Iconix Brand Group Inc. (c)	13	110
IMAX Corp. (c)	19	538
Installed Building Products Inc. (c)	6	198
International Speedway Corp. - Class A	8	268
Interpublic Group of Cos. Inc.	128	2,857
Interval Leisure Group Inc.	37	627
Intrawest Resorts Holdings Inc. (c)	3	49
iRobot Corp. (c) (d)	7	319
Isle of Capri Casinos Inc. (c)	7	145
J.C. Penney Co. Inc. (c) (d)	96	884
Jack in the Box Inc.	10	1,005
John Wiley & Sons Inc. - Class A	15	759
Johnson Controls International Plc	294	13,695
K12 Inc. (c)	9	131
Kate Spade & Co. (c)	41	697
KB Home	23	378
Kirkland’s Inc. (c)	6	67
Kohl’s Corp.	59	2,573
L Brands Inc.	77	5,418
La Quinta Holdings Inc. (c)	30	331
La-Z-Boy Inc.	17	406
Lands’ End Inc. (c) (d)	5	78
Las Vegas Sands Corp.	138	7,918
Lear Corp.	23	2,825
Leggett & Platt Inc.	43	1,943
Lennar Corp. - Class A	57	2,433
LGI Homes Inc. (c) (d)	5	171
Libbey Inc.	7	128
Liberty Braves Group - Class A (c)	3	53
Liberty Braves Group - Class C (c)	11	192
Liberty Broadband Corp. - Class C (c)	34	2,413
Liberty Global Plc - Class A (c)	89	3,044
Liberty Global Plc - Class C (c)	35	982
Liberty Global Plc - Class C (c)	195	6,452
Liberty Interactive Corp. QVC Group - Class A (c)	136	2,713
Liberty Media Group - Class A (c)	8	217
Liberty Media Group - Class C (c)	16	460
Liberty SiriusXM Group - Class A (c)	29	976
Liberty SiriusXM Group - Class C (c)	64	2,132
Liberty TripAdvisor Holdings Inc. - Class A (c)	23	495
Liberty Ventures - Class A (c)	43	1,723
LifeLock Inc. (c) (d)	27	456

See accompanying Notes to Schedules of Investments.

	Shares	Value
Lindblad Expeditions Holdings Inc. (c)	7	64
Lions Gate Entertainment Corp. (d)	33	664
Lithia Motors Inc. - Class A (d)	8	736
Live Nation Inc. (c)	41	1,131
LKQ Corp. (c)	97	3,423
Loral Space & Communications Inc. (c)	4	173
Lowe’s Cos. Inc.	279	20,174
Lululemon Athletica Inc. (c) (d)	35	2,129
Lumber Liquidators Holdings Inc. (c) (d)	7	143
M/I Homes Inc. (c)	8	179
Macy’s Inc.	97	3,596
Madison Square Garden Co. - Class A (c)	6	996
Marcus Corp.	5	114
MarineMax Inc. (c)	8	170
Marriott International Inc. - Class A	104	7,028
Marriott Vacations Worldwide Corp.	8	562
Mattel Inc.	107	3,245
McDonald’s Corp.	276	31,888
MDC Holdings Inc.	13	323
MDC Partners Inc. - Class A	15	166
Media General Inc. (c) (d)	29	536
Meredith Corp.	12	633
Meritage Homes Corp. (c) (d)	12	428
Metaldyne Performance Group Inc.	4	65
MGM Resorts International (c)	142	3,705
Michael Kors Holdings Ltd. (c)	56	2,623
Michaels Cos. Inc. (c)	34	811
Modine Manufacturing Co. (c)	15	180
Mohawk Industries Inc. (c)	20	3,977
Monro Muffler Brake Inc.	10	609
Motorcar Parts of America Inc. (c)	6	170
Movado Group Inc.	5	99
MSG Networks Inc. - Class A (c)	18	343
Murphy USA Inc. (c)	12	881
NACCO Industries Inc. - Class A	1	59
National CineMedia Inc.	20	298
Nautilus Inc. (c)	10	226
Netflix Inc. (c)	135	13,302
New Media Investment Group Inc.	16	242
New York Times Co. - Class A	41	485
Newell Brands Inc.	139	7,338
News Corp. - Class A	120	1,678
Nexstar Broadcasting Group Inc. - Class A (d)	10	562
Nike Inc. - Class B	420	22,105
Noodles & Co. - Class A (c)	5	22
Nordstrom Inc. (d)	41	2,141
Norwegian Cruise Line Holdings Ltd. (c)	51	1,904
NutriSystem Inc. (d)	10	287
NVR Inc. (c)	1	1,891
O’Reilly Automotive Inc. (c)	30	8,507
Office Depot Inc.	160	572
Ollie’s Bargain Outlet Holdings Inc. (c)	12	302
Omnicom Group Inc.	75	6,359
Overstock.com Inc. (c)	6	93
Oxford Industries Inc.	5	319
Panera Bread Co. - Class A (c) (d)	7	1,377
Papa John’s International Inc.	9	671
Party City Holdco Inc. (c) (d)	10	172
Penn National Gaming Inc. (c)	24	327
Penske Auto Group Inc. (d)	13	637
PetMed Express Inc. (d)	6	125
Pier 1 Imports Inc. (d)	29	124
Pinnacle Entertainment Inc. (c)	18	223
Planet Fitness Inc. - Class A (c)	10	191
Polaris Industries Inc. (d)	20	1,519
Pool Corp.	13	1,268
Popeyes Louisiana Kitchen Inc. (c)	7	352
Potbelly Corp. (c) (d)	4	53
Priceline Group Inc. (c)	16	23,032
Pulte Homes Inc.	97	1,950
PVH Corp.	26	2,845
Ralph Lauren Corp. - Class A	18	1,816
Red Robin Gourmet Burgers Inc. (c)	5	209
Regal Entertainment Group - Class A (d)	32	691
Regis Corp. (c)	14	171
Rent-A-Center Inc.	17	220
Restoration Hardware Holdings Inc. (c) (d)	12	411
Ross Stores Inc.	127	8,135
Royal Caribbean Cruises Ltd.	55	4,086
Ruby Tuesday Inc. (c)	16	41
Ruth’s Hospitality Group Inc.	10	136
Sally Beauty Holdings Inc. (c)	46	1,184
Scholastic Corp. (d)	8	304
Scientific Games Corp. - Class A (c) (d)	15	169
Scripps Networks Interactive Inc. - Class A (d)	25	1,617
Sears Holdings Corp. (c) (d)	8	87
SeaWorld Entertainment Inc. (d)	22	300
Select Comfort Corp. (c)	14	305
Sequential Brands Group Inc. (c) (d)	20	161
Service Corp. International	61	1,617
ServiceMaster Global Holdings Inc. (c)	43	1,453
Shake Shack Inc. - Class A (c) (d)	5	166
Shoe Carnival Inc.	5	130
Shutterfly Inc. (c)	10	462
Signet Jewelers Ltd.	24	1,766
Sinclair Broadcast Group Inc. - Class A	22	645
Sirius XM Holdings Inc. (c) (d)	623	2,596
Six Flags Entertainment Corp.	23	1,258
Skechers U.S.A. Inc. - Class A (c)	42	957
Smith & Wesson Holding Corp. (c) (d)	18	471
Sonic Automotive Inc. - Class A	8	146
Sonic Corp.	15	390
Sotheby’s (d)	14	538
Speedway Motorsports Inc.	4	78
Sportsman’s Warehouse Holdings Inc. (c) (d)	9	91
Stage Stores Inc. (d)	12	67
Standard Motor Products Inc.	7	317
Staples Inc.	201	1,718
Starbucks Corp.	462	25,010
Starz - Class A (c)	26	807
Stein Mart Inc.	9	55
Steven Madden Ltd. (c)	18	616
Stoneridge Inc. (c)	8	151
Strayer Education Inc. (c)	4	172
Sturm Ruger & Co. Inc. (d)	6	370
Superior Industries International Inc.	8	221
Tailored Brands Inc. (d)	13	204
Target Corp.	176	12,115
Taylor Morrison Home Corp. - Class A (c)	10	170
Tegna Inc.	64	1,406
Tempur Sealy International Inc. (c) (d)	19	1,077
Tenneco Inc. (c)	18	1,035
Tesla Motors Inc. (c) (d)	37	7,496
Texas Roadhouse Inc.	21	818
Thor Industries Inc.	16	1,316
Tiffany & Co. (d)	40	2,892
Tile Shop Holdings Inc. (c) (d)	11	180
Time Inc.	33	476
Time Warner Inc.	248	19,737
TJX Cos. Inc.	208	15,582
Toll Brothers Inc. (c)	50	1,490
TopBuild Corp. (c)	13	421
Tower International Inc.	7	160
Tractor Supply Co.	42	2,824
TravelCenters of America LLC (c)	9	62
TRI Pointe Homes Inc. (c)	49	647

See accompanying Notes to Schedules of Investments.

	Shares	Value
Tribune Media Co. - Class A	25	911
TripAdvisor Inc. (c) (d)	38	2,389
Tronc Inc.	6	95
Tuesday Morning Corp. (c)	13	76
Tupperware Brands Corp.	16	1,034
Twenty-First Century Fox Inc. - Class A	345	8,356
Twenty-First Century Fox Inc. - Class B	138	3,410
Ulta Salon Cosmetics & Fragrance Inc. (c)	19	4,486
Under Armour Inc. - Class A (c) (d)	57	2,217
Under Armour Inc. - Class C (c)	59	2,011
Unifi Inc. (c)	5	154
Universal Electronics Inc. (c)	4	333
Urban Outfitters Inc. (c)	28	951
Vail Resorts Inc.	12	1,809
Vera Bradley Inc. (c)	7	104
VF Corp.	105	5,883
Viacom Inc. - Class B	109	4,148
Vista Outdoor Inc. (c)	19	772
Visteon Corp.	11	788
Vitamin Shoppe Inc. (c) (d)	8	217
Walt Disney Co.	485	45,078
Wayfair Inc. - Class A (c) (d)	9	352
WCI Communities Inc. (c)	7	157
Weight Watchers International Inc. (c) (d)	10	102
Wendy’s Co.	69	741
Weyco Group Inc.	3	72
Whirlpool Corp.	24	3,901
William Lyon Homes - Class A (c) (d)	6	118
Williams-Sonoma Inc. (d)	27	1,385
Wingstop Inc.	7	211
Winmark Corp.	1	83
Winnebago Industries Inc. (d)	8	200
Wolverine World Wide Inc.	30	700
World Wrestling Entertainment Inc. - Class A (d)	9	202
Wyndham Worldwide Corp.	36	2,393
Wynn Resorts Ltd.	26	2,491
Yum! Brands Inc.	128	11,658
Zoe’s Kitchen Inc. (c) (d)	7	147
Zumiez Inc. (c) (d)	6	104
Total Common Stocks (cost $866,928)		929,305

SHORT TERM INVESTMENTS - 3.9%
Securities Lending Collateral - 3.9%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (b)	35,874	35,874
Total Short Term Investments (cost $35,874)		35,874
Total Investments - 103.9% (cost $902,802)		965,179
Other Assets and Liabilities, Net - (3.9%)		(35,860)
Total Net Assets - 100.0%		$929,319

JNL/Mellon Capital Financial Sector Fund

COMMON STOCKS - 99.9%
FINANCIALS - 99.8%
1st Source Corp.	4	$136
Affiliated Managers Group Inc. (c)	12	1,787
Aflac Inc.	95	6,817
AG Mortgage Investment Trust Inc.	6	100
Alleghany Corp. (c)	4	1,860
Allied World Assurance Co. Holdings Ltd.	21	833
Allstate Corp.	86	5,935
Ally Financial Inc.	100	1,945
Altisource Residential Corp. - Class B (d)	12	135
Ambac Financial Group Inc. (c)	10	187
American Capital Agency Corp.	76	1,485
American Capital Mortgage Investment Corp.	10	169
American Equity Investment Life Holding Co.	19	344
American Express Co.	185	11,859
American Financial Group Inc.	16	1,195
American International Group Inc.	256	15,211
American National Insurance Co.	2	223
Ameriprise Financial Inc.	38	3,782
Ameris Bancorp (d)	8	275
Amerisafe Inc.	5	269
AmTrust Financial Services Inc.	20	527
Annaly Capital Management Inc.	234	2,452
Anworth Mortgage Asset Corp.	22	107
Aon Plc - Class A	61	6,828
Apollo Commercial Real Estate Finance Inc.	19	312
Arch Capital Group Ltd. (c)	28	2,220
Argo Group International Holdings Ltd.	7	403
Arlington Asset Investment Corp. - Class A (d)	5	76
ARMOUR Residential REIT Inc. (d)	8	187
Arrow Financial Corp.	3	89
Arthur J Gallagher & Co.	41	2,064
Artisan Partners Asset Management Inc. - Class A (d)	9	254
Aspen Insurance Holdings Ltd.	14	640
Associated Bancorp	34	665
Associated Capital Group Inc. - Class A	1	37
Assurant Inc.	14	1,312
Assured Guaranty Ltd.	31	857
Astoria Financial Corp.	22	315
Axis Capital Holdings Ltd.	21	1,159
Baldwin & Lyons Inc. - Class B	2	50
Banc of California Inc.	9	165
BancFirst Corp.	2	115
Bancorp Inc. (c)	8	52
BancorpSouth Inc.	19	446
Bank Mutual Corp.	10	75
Bank of America Corp.	2,353	36,818
Bank of Hawaii Corp. (d)	10	707
Bank of New York Mellon Corp. (a)	247	9,840
Bank of the Ozarks Inc. (d)	24	908
BankUnited Inc. (d)	24	711
Banner Corp.	4	163
BB&T Corp.	189	7,135
Beneficial Bancorp Inc.	17	251
Berkshire Hathaway Inc. - Class B (c)	273	39,468
Berkshire Hills Bancorp Inc.	7	195
BGC Partners Inc. - Class A	46	403
BlackRock Inc.	28	10,174
Blackstone Mortgage Trust Inc. - Class A	21	626
Blue Hills Bancorp Inc. (d)	6	85
BNC Bancorp	11	262
BofI Holding Inc. (c) (d)	13	301
BOK Financial Corp.	4	310
Boston Private Financial Holdings Inc.	19	241
Bridge Bancorp Inc.	4	107
Brookline Bancorp Inc.	16	194
Brown & Brown Inc.	27	1,031
Bryn Mawr Bank Corp.	4	121
Camden National Corp. (d)	2	111
Capital Bank Financial Corp. - Class A	5	174
Capital One Financial Corp.	117	8,427
Capitol Federal Financial Inc.	29	415
Capstead Mortgage Corp.	22	205
Cardinal Financial Corp.	7	191
Cascade Bancorp (c)	7	45
Cathay General Bancorp (d)	17	522
CBOE Holdings Inc.	19	1,212

See accompanying Notes to Schedules of Investments.

	Shares	Value
CenterState Banks of Florida Inc.	10	183
Central Pacific Financial Corp.	7	177
Charles Schwab Corp.	273	8,604
Chemical Financial Corp.	16	699
Chimera Investment Corp.	40	643
Chubb Ltd.	106	13,369
Cincinnati Financial Corp.	36	2,700
CIT Group Inc.	46	1,680
Citigroup Inc.	672	31,748
Citizens Financial Group Inc.	121	2,993
Citizens Inc. - Class A (c) (d)	12	110
City Holdings Co.	3	171
CME Group Inc.	78	8,109
CNO Financial Group Inc.	41	619
CoBiz Financial Inc.	8	112
Cohen & Steers Inc.	5	200
Colony Capital Inc. - Class A	26	467
Columbia Banking System Inc.	13	429
Comerica Inc.	40	1,901
Commerce Bancshares Inc. (d)	20	984
Community Bank System Inc. (d)	10	480
Community Trust Bancorp Inc.	4	133
ConnectOne Bancorp Inc.	6	117
Cowen Group Inc. - Class A (c) (d)	22	78
Credit Acceptance Corp. (c) (d)	2	323
Cullen/Frost Bankers Inc. (d)	13	923
Customers Bancorp Inc. (c)	6	146
CVB Financial Corp. (d)	24	423
CYS Investments Inc.	36	313
Diamond Hill Investment Group Inc.	1	128
Dime Community Bancshares Inc.	7	121
Discover Financial Services	94	5,342
Donegal Group Inc. - Class A	2	34
Dynex Capital Inc.	11	78
E*TRADE Financial Corp. (c)	64	1,862
Eagle Bancorp Inc. (c)	7	352
East West Bancorp Inc.	33	1,215
Eaton Vance Corp.	26	1,018
EMC Insurance Group Inc.	2	51
Employer Holdings Inc.	7	219
Encore Capital Group Inc. (c) (d)	5	123
Endurance Specialty Holdings Ltd.	15	963
Enstar Group Ltd. (c)	2	392
Enterprise Financial Services Corp.	5	142
Erie Indemnity Co. - Class A	6	586
Essent Group Ltd. (c)	15	392
EverBank Financial Corp.	20	384
Evercore Partners Inc. - Class A	9	462
Everest Re Group Ltd.	10	1,845
EZCorp Inc. - Class A (c)	12	127
FactSet Research Systems Inc.	9	1,521
FBL Financial Group Inc. - Class A	3	162
FCB Financial Holdings Inc. - Class A (c)	8	305
Federal Agricultural Mortgage Corp. - Class C	2	80
Federated Investors Inc. - Class B	21	627
Federated National Holding Co. (d)	3	57
Fidelity & Guaranty Life (d)	3	62
Fidelity Southern Corp.	5	85
Fifth Third Bancorp	176	3,592
Financial Engines Inc. (d)	13	396
Financial Institutions Inc.	3	84
First American Financial Corp.	25	989
First Bancorp Inc. (c)	27	140
First Bancorp Inc.	4	80
First Busey Corp.	7	156
First Citizens BancShares Inc. - Class A	2	476
First Commonwealth Financial Corp.	20	203
First Community Bancshares Inc.	3	83
First Financial Bancorp	15	320
First Financial Bankshares Inc. (d)	12	435
First Financial Corp.	2	84
First Horizon National Corp.	53	801
First Interstate BancSystem Inc. - Class A	5	142
First Merchants Corp.	9	247
First Midwest Bancorp Inc.	19	371
First NBC Bank Holding Co. (c)	5	44
First of Long Island Corp.	3	104
First Republic Bank	34	2,591
FirstCash Inc.	11	516
Flagstar Bancorp Inc. (c)	5	142
Flushing Financial Corp.	6	148
FNB Corp.	47	584
FNF Group	57	2,088
FNFV Group (c)	16	194
Franklin Resources Inc.	87	3,095
Fulton Financial Corp.	39	570
GAMCO Investors Inc. - Class A (d)	1	38
Genworth Financial Inc. - Class A (c) (d)	113	559
German American Bancorp Inc.	3	107
Glacier Bancorp Inc. (d)	17	491
Global Indemnity Plc (c)	2	59
Goldman Sachs Group Inc.	86	13,811
Great Southern Bancorp Inc.	2	89
Great Western Bancorp Inc.	13	442
Green Dot Corp. - Class A (c)	10	237
Greenhill & Co. Inc.	6	151
Greenlight Capital Re Ltd. - Class A (c)	7	143
Hancock Holding Co.	18	568
Hanmi Financial Corp.	7	192
Hannon Armstrong Sustainable Infrastructure Capital Inc.	9	215
Hanover Insurance Group Inc.	10	733
Hartford Financial Services Group Inc.	90	3,852
HCI Group Inc.	2	61
Heartland Financial USA Inc.	4	160
Heritage Financial Corp.	7	122
Heritage Insurance Holdings Inc. (d)	7	94
Hilltop Holdings Inc. (c)	18	400
Home Bancshares Inc.	29	595
HomeStreet Inc. (c)	5	119
HomeTrust Bancshares Inc. (c)	4	72
Hope Bancorp Inc.	29	504
Horace Mann Educators Corp.	9	347
Houlihan Lokey Inc. - Class A	3	68
Huntington Bancshares Inc.	249	2,454
IberiaBank Corp.	9	626
Independent Bank Corp. (d)	6	336
Independent Bank Group Inc.	3	111
Infinity Property & Casualty Corp.	3	207
Interactive Brokers Group Inc. (d)	14	485
Intercontinental Exchange Inc.	27	7,347
International Bancshares Corp.	13	377
INTL FCStone Inc. (c)	4	139
Invesco Ltd.	96	2,987
Invesco Mortgage Capital Inc.	26	399
Investment Technology Group Inc.	7	116
Investors Bancorp Inc.	73	881
James River Group Holdings Ltd.	3	119
Janus Capital Group Inc.	33	468
JPMorgan Chase & Co.	837	55,767
KCG Holdings Inc. - Class A (c)	15	231
Kearny Financial Corp.	22	301
Kemper Corp.	9	364
KeyCorp	248	3,017
Ladder Capital Corp. - Class A	11	142

See accompanying Notes to Schedules of Investments.

	Shares	Value
Ladenburg Thalmann Financial Services Inc. (c) (d)	23	53
Lakeland Bancorp Inc.	10	133
Lakeland Financial Corp.	6	201
LegacyTexas Financial Group Inc.	11	338
Legg Mason Inc.	21	718
LendingClub Corp. (c) (d)	52	321
LendingTree Inc. (c) (d)	2	169
Leucadia National Corp.	75	1,425
Lincoln National Corp.	55	2,575
Live Oak Bancshares Inc. (d)	4	58
Loews Corp.	66	2,716
LPL Financial Holdings Inc. (d)	17	512
M&T Bank Corp.	33	3,798
Maiden Holdings Ltd.	13	170
MainSource Financial Group Inc.	5	128
Markel Corp. (c) (d)	3	2,970
MarketAxess Holdings Inc.	9	1,428
Marsh & McLennan Cos. Inc.	119	8,031
MB Financial Inc. (d)	16	602
MBIA Inc. (c)	30	230
Mercantile Bank Corp.	4	99
Mercury General Corp.	6	343
Meridian Bancorp Inc.	12	180
Meta Financial Group Inc.	2	111
MetLife Inc.	214	9,505
MFA Financial Inc.	84	628
MGIC Investment Corp. (c)	77	616
Moelis & Co. - Class A	5	124
Moody’s Corp.	40	4,340
Morgan Stanley	333	10,670
Morningstar Inc.	4	346
MSCI Inc.	21	1,766
NASDAQ Inc.	26	1,784
National Bank Holdings Corp. - Class A	7	153
National General Holdings Corp.	13	293
National Interstate Corp.	2	59
National Western Life Group Inc. - Class A	1	112
Nationstar Mortgage Holdings Inc. (c) (d)	9	138
Navient Corp.	76	1,099
Navigators Group Inc.	3	285
NBT Bancorp Inc. (d)	10	334
Nelnet Inc. - Class A	5	213
New Residential Investment Corp.	58	795
New York Community Bancorp Inc.	112	1,590
New York Mortgage Trust Inc. (d)	25	149
Newcastle Investment Corp.	14	61
NewStar Financial Inc. (c) (d)	5	47
NMI Holdings Inc. - Class A (c)	11	81
Northern Trust Corp.	50	3,371
Northfield Bancorp Inc.	10	158
NorthStar Asset Management Group Inc.	41	525
Northwest Bancshares Inc.	23	358
Ocwen Financial Corp. (c)	24	89
OFG Bancorp	10	100
Old National Bancorp	29	408
Old Republic International Corp.	57	1,008
OM Asset Management Plc	10	132
On Deck Capital Inc. (c) (d)	8	46
OneBeacon Insurance Group Ltd. - Class A	5	66
OneMain Holdings Inc. (c)	14	425
Opus Bank	5	191
Oritani Financial Corp.	9	136
Pacific Premier Bancorp Inc. (c)	6	164
PacWest Bancorp	26	1,126
Park National Corp.	3	297
Pennymac Mortgage Investment Trust	15	230
People’s United Financial Inc. (d)	71	1,130
Peoples Bancorp Inc.	3	86
PHH Corp. (c)	12	175
Pico Holdings Inc. (c)	5	58
Pinnacle Financial Partners Inc.	10	532
Piper Jaffray Cos. (c)	4	176
PNC Financial Services Group Inc.	114	10,305
Popular Inc.	24	911
PRA Group Inc. (c) (d)	11	377
Preferred Bank	3	96
Primerica Inc. (d)	11	564
Principal Financial Group Inc.	66	3,416
PrivateBancorp Inc.	17	794
ProAssurance Corp.	12	632
Progressive Corp.	134	4,209
Prosperity Bancshares Inc.	15	834
Provident Financial Services Inc.	14	300
Prudential Financial Inc.	101	8,268
Pzena Investment Management Inc. - Class A	4	32
Radian Group Inc.	48	656
Raymond James Financial Inc.	29	1,701
Redwood Trust Inc.	18	260
Regions Financial Corp.	290	2,867
Reinsurance Group of America Inc.	15	1,587
RenaissanceRe Holdings Ltd.	10	1,189
Renasant Corp.	10	334
Republic Bancorp Inc. - Class A	2	72
Resource Capital Corp.	7	90
RLI Corp. (d)	9	608
S&P Global Inc.	61	7,673
S&T Bancorp Inc.	8	229
Safeguard Scientifics Inc. (c) (d)	5	59
Safety Insurance Group Inc.	3	219
Sandy Spring Bancorp Inc.	5	165
Seacoast Banking Corp. of Florida (c)	6	103
SEI Investments Co.	32	1,442
Selective Insurance Group Inc.	13	520
ServisFirst Bancshares Inc. (d)	5	262
Signature Bank (c)	12	1,460
Simmons First National Corp. - Class A	6	323
SLM Corp. (c)	97	723
South State Corp.	6	426
Southside Bancshares Inc.	6	184
Starwood Property Trust Inc.	55	1,229
State Auto Financial Corp. (d)	4	89
State Bank Financial Corp.	8	181
State National Cos. Inc.	7	75
State Street Corp.	91	6,317
Sterling Bancorp	28	491
Stewart Information Services Corp.	5	223
Stifel Financial Corp. (c)	15	578
Stock Yards Bancorp Inc.	5	158
Sun Bancorp Inc.	2	54
SunTrust Banks Inc.	115	5,030
SVB Financial Group (c)	12	1,315
Synchrony Financial	191	5,351
Synovus Financial Corp.	29	938
T. Rowe Price Group Inc.	57	3,773
TCF Financial Corp.	37	533
TD Ameritrade Holding Corp. (d)	61	2,138
Texas Capital Bancshares Inc. (c)	10	570
Texas Pacific Land Trust	2	448
TFS Financial Corp.	16	289
Third Point Reinsurance Ltd. (c)	13	159
Tompkins Financial Corp.	3	221
Torchmark Corp.	26	1,680
Towne Bank	13	318
Travelers Cos. Inc.	67	7,674
Trico Bancshares	5	124

See accompanying Notes to Schedules of Investments.

	Shares	Value
Tristate Capital Holdings Inc. (c)	5	83
TrustCo Bank Corp.	22	153
Trustmark Corp.	15	421
Two Harbors Investment Corp.	79	671
U.S. Bancorp	395	16,961
UMB Financial Corp.	10	565
Umpqua Holdings Corp.	50	751
Union Bankshares Corp.	10	278
United Bankshares Inc. (d)	16	594
United Community Banks Inc.	16	332
United Development Funding IV (c) (d) (e)	5	15
United Financial Bancorp Inc.	11	149
United Fire Group Inc.	5	206
United Insurance Holdings Corp.	4	66
Universal Insurance Holdings Inc. (d)	8	191
Univest Corp. of Pennsylvania	6	133
Unum Group	55	1,926
Validus Holdings Ltd.	19	934
Valley National Bancorp	55	532
Virtu Financial Inc. - Class A	8	116
Virtus Investment Partners Inc. (d)	1	127
Voya Financial Inc.	47	1,350
Waddell & Reed Financial Inc. - Class A (d)	19	349
Walker & Dunlop Inc. (c)	6	159
Walter Investment Management Corp. (c) (d)	7	28
Washington Federal Inc.	21	550
Washington Trust Bancorp Inc. (d)	3	132
Waterstone Financial Inc.	5	90
Webster Financial Corp.	21	788
Wells Fargo & Co.	1,105	48,914
WesBanco Inc.	10	324
Westamerica Bancorp (d)	6	308
Western Alliance Bancorp (c)	21	791
Western Asset Mortgage Capital Corp.	9	99
Westwood Holdings Group Inc.	2	101
White Mountains Insurance Group Ltd.	1	966
Willis Towers Watson Plc	30	3,993
Wintrust Financial Corp.	12	648
WisdomTree Investments Inc. (d)	28	283
WMIH Corp. (c) (d)	47	109
World Acceptance Corp. (c)	2	74
WR Berkley Corp.	23	1,301
WSFS Financial Corp.	6	232
XL Group Ltd.	65	2,186
Yadkin Financial Corp.	10	257
Zions Bancorp	47	1,457
		672,677
REAL ESTATE - 0.1%
American Homes For Rent - Class A	—	—
iStar Inc. (c)	17	183
		183
Total Common Stocks (cost $641,664)		672,860

SHORT TERM INVESTMENTS - 1.1%
Investment Company - 0.1%
JNL Money Market Fund, 0.24% (a) (b)	653	653
Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (b)	6,967	6,967
Total Short Term Investments (cost $7,620)		7,620
Total Investments - 101.0% (cost $649,284)		680,480
Other Assets and Liabilities, Net - (1.0%)		(6,511)
Total Net Assets - 100.0%		$673,969

JNL/Mellon Capital Healthcare Sector Fund

COMMON STOCKS - 99.7%
HEALTH CARE - 99.7%
AAC Holdings Inc. (c) (d)	7	$122
Abaxis Inc.	20	1,009
Abbott Laboratories	1,237	52,315
AbbVie Inc.	1,365	86,102
Abiomed Inc. (c)	35	4,455
Acadia HealthCare Co. Inc. (c) (d)	64	3,156
ACADIA Pharmaceuticals Inc. (c) (d)	77	2,464
Accelerate Diagnostics Inc. (c) (d)	27	723
Acceleron Pharma Inc. (c) (d)	22	811
Accuray Inc. (c) (d)	73	462
Aceto Corp. (d)	26	499
Achillion Pharmaceuticals Inc. (c) (d)	94	762
Aclaris Therapeutics Inc. (c) (d)	10	250
Acorda Therapeutics Inc. (c) (d)	38	800
Adeptus Health Inc. - Class A (c) (d)	12	523
Aduro Biotech Inc. (c) (d)	21	257
Advaxis Inc. (c) (d)	24	259
Aerie Pharmaceuticals Inc. (c) (d)	18	665
Aetna Inc.	295	34,115
Agilent Technologies Inc.	277	13,067
Agios Pharmaceuticals Inc. (c) (d)	25	1,320
Aimmune Therapeutics Inc. (c) (d)	12	181
Air Methods Corp. (c) (d)	32	997
Akorn Inc. (c)	60	1,648
Albany Molecular Research Inc. (c) (d)	26	436
Alder Biopharmaceuticals Inc. (c) (d)	35	1,134
Alere Inc. (c)	74	3,215
Alexion Pharmaceuticals Inc. (c)	188	23,075
Align Technology Inc. (c)	60	5,624
Alkermes Plc (c)	126	5,919
Allergan Plc (c)	334	76,890
Allscripts-Misys Healthcare Solutions Inc. (c)	153	2,010
Almost Family Inc. (c)	6	224
Alnylam Pharmaceuticals Inc. (c) (d)	66	4,464
AMAG Pharmaceuticals Inc. (c) (d)	30	733
Amedisys Inc. (c)	24	1,126
AmerisourceBergen Corp.	155	12,481
Amgen Inc.	633	105,604
Amicus Therapeutics Inc. (c) (d)	97	718
AMN Healthcare Services Inc. (c)	40	1,278
Amphastar Pharmaceuticals Inc. (c) (d)	27	511
Amsurg Corp. (c) (d)	47	3,181
Analogic Corp.	10	878
AngioDynamics Inc. (c)	23	411
ANI Pharmaceuticals Inc. (c) (d)	6	425
Anika Therapeutics Inc. (c)	13	620
Anthem Inc.	221	27,708
Ardelyx Inc. (c) (d)	9	111
Arena Pharmaceuticals Inc. (c) (d)	225	394
Ariad Pharmaceuticals Inc. (c) (d)	150	2,053
Array BioPharma Inc. (c) (d)	105	710
Arrowhead Pharmaceuticals Inc. (c) (d)	56	415
Atara Biotherapeutics Inc. (c) (d)	17	363
athenahealth Inc. (c) (d)	33	4,208
AtriCure Inc. (c) (d)	25	393
Atrion Corp.	1	536
Axovant Sciences Ltd. (c) (d)	24	330
Baxter International Inc.	415	19,748

See accompanying Notes to Schedules of Investments.

	Shares	Value
Becton Dickinson & Co.	179	32,234
Bellicum Pharmaceuticals Inc. (c) (d)	14	279
Bio-Rad Laboratories Inc. - Class A (c)	18	2,900
Bio-Techne Corp.	31	3,353
BioCryst Pharmaceuticals Inc. (c) (d)	53	233
Biogen Inc. (c)	184	57,747
BioMarin Pharmaceutical Inc. (c)	137	12,647
Biotime Inc. (c) (d)	40	156
Bluebird Bio Inc. (c) (d)	33	2,203
Blueprint Medicines Corp. (c)	13	382
Boston Scientific Corp. (c)	1,143	27,200
Bristol-Myers Squibb Co.	1,409	75,967
Brookdale Senior Living Inc. (c)	159	2,772
Bruker Corp.	98	2,227
Cambrex Corp. (c)	26	1,175
Cantel Medical Corp.	31	2,388
Capital Senior Living Corp. (c)	26	431
Cardinal Health Inc.	274	21,305
Cardiovascular Systems Inc. (c)	24	576
Castlight Health Inc. - Class B (c) (d)	22	90
Catalent Inc. (c)	88	2,266
Celgene Corp. (c)	654	68,330
Celldex Therapeutics Inc. (c) (d)	94	380
Cempra Inc. (c) (d)	31	742
Centene Corp. (c)	143	9,562
Cepheid Inc. (c)	62	3,288
Cerner Corp. (c) (d)	256	15,793
Cerus Corp. (c) (d)	70	434
Charles River Laboratories International Inc. (c)	41	3,398
Chemed Corp.	15	2,060
Chimerix Inc. (c) (d)	40	222
CIGNA Corp.	216	28,162
Civitas Solutions Inc. (c)	14	261
Clovis Oncology Inc. (c) (d)	29	1,030
Coherus Biosciences Inc. (c) (d)	16	429
Collegium Pharmaceutical Inc. (c) (d)	11	219
Community Health Systems Inc. (c) (d)	97	1,119
Computer Programs & Systems Inc. (d)	8	204
Concert Pharmaceuticals Inc. (c)	14	137
ConforMIS Inc. (c) (d)	15	153
Conmed Corp. (d)	20	800
Cooper Cos. Inc.	40	7,250
Corcept Therapeutics Inc. (c) (d)	71	460
Corvel Corp. (c)	8	317
CR Bard Inc.	61	13,787
Cross Country Healthcare Inc. (c) (d)	29	343
CryoLife Inc.	25	445
Cynosure Inc. - Class A (c)	19	965
CytomX Therapeutics Inc. (c) (d)	14	224
Danaher Corp.	522	40,894
DaVita Inc. (c)	140	9,234
DENTSPLY SIRONA Inc.	197	11,714
DepoMed Inc. (c) (d) (e)	51	1,266
Dermira Inc. (c)	14	469
DexCom Inc. (c) (d)	70	6,156
Diplomat Pharmacy Inc. (c) (d)	33	930
Dynavax Technologies Corp. (c) (d)	31	330
Eagle Pharmaceuticals Inc. (c) (d)	9	617
Editas Medicine Inc. (c) (d)	6	85
Edwards Lifesciences Corp. (c)	178	21,486
Eli Lilly & Co.	837	67,163
Emergent BioSolutions Inc. (c)	30	931
Enanta Pharmaceuticals Inc. (c) (d)	9	227
Endo International Plc (c)	181	3,654
Endologix Inc. (c) (d)	59	751
Ensign Group Inc. (d)	40	802
Entellus Medical Inc. (c) (d)	5	116
Envision Healthcare Holdings Inc. (c)	161	3,579
Epizyme Inc. (c) (d)	25	244
Esperion Therapeutics Inc. (c)	12	166
Evolent Health Inc. - Class A (c) (d)	12	291
Exact Sciences Corp. (c) (d)	91	1,698
ExacTech Inc. (c)	6	167
Exelixis Inc. (c)	195	2,499
Express Scripts Holding Co. (c)	533	37,609
FibroGen Inc. (c)	44	913
Five Prime Therapeutics Inc. (c) (d)	22	1,158
Fluidigm Corp. (c) (d)	24	192
Foundation Medicine Inc. (c) (d)	9	211
Genesis Healthcare Inc. - Class A (c)	38	101
GenMark Diagnostics Inc. (c)	32	375
Genomic Health Inc. (c)	15	428
Geron Corp. (c) (d)	152	343
Gilead Sciences Inc.	1,124	88,949
Glaukos Corp. (c)	6	230
Global Blood Therapeutics Inc. (c) (d)	9	200
Globus Medical Inc. - Class A (c)	59	1,327
Haemonetics Corp. (c)	44	1,583
Halozyme Therapeutics Inc. (c) (d)	94	1,140
Halyard Health Inc. (c) (d)	40	1,389
HCA Holdings Inc. (c)	265	20,026
HealthEquity Inc. (c)	38	1,440
HealthSouth Corp. (d)	77	3,131
HealthStream Inc. (c)	24	651
Healthways Inc. (c)	25	670
Henry Schein Inc. (c)	69	11,319
Heron Therapeutics Inc. (c) (d)	29	496
Hill-Rom Holdings Inc.	56	3,478
HMS Holdings Corp. (c)	74	1,640
Hologic Inc. (c)	212	8,236
Horizon Pharma Plc (c)	127	2,297
Humana Inc.	126	22,323
ICU Medical Inc. (c)	14	1,722
Idexx Laboratories Inc. (c)	75	8,468
Illumina Inc. (c)	125	22,635
Immune Design Corp. (c)	6	48
Immunogen Inc. (c) (d)	89	238
Immunomedics Inc. (c) (d)	83	271
Impax Laboratories Inc. (c)	53	1,258
IMS Health Holdings Inc. (c)	142	4,440
INC Research Holdings Inc. - Class A (c)	46	2,037
Incyte Corp. (c)	143	13,438
Infinity Pharmaceuticals Inc. (c) (d)	42	65
Innoviva Inc. (d)	69	755
Inogen Inc. (c)	14	829
Inovalon Holdings Inc. - Class A (c) (d)	54	798
Inovio Pharmaceuticals Inc. (c) (d)	59	550
Insmed Inc. (c)	51	735
Insulet Corp. (c)	49	2,002
Insys Therapeutics Inc. (c) (d)	22	260
Integer Holdings Corp. (c)	24	530
Integra LifeSciences Holdings Corp. (c)	26	2,123
Intercept Pharmaceuticals Inc. (c) (d)	15	2,445
Intersect ENT Inc. (c)	18	278
Intra-Cellular Therapies Inc. (c) (d)	27	407
Intrexon Corp. (c) (d)	51	1,436
Intuitive Surgical Inc. (c)	32	23,358
Invacare Corp. (d)	25	282
Ionis Pharmaceuticals Inc. (c) (d)	104	3,800
Ironwood Pharmaceuticals Inc. - Class A (c)	105	1,664
Jazz Pharmaceuticals Plc (c)	51	6,167
Johnson & Johnson	2,319	273,957
Juno Therapeutics Inc. (c) (d)	41	1,237
K2M Group Holdings Inc. (c) (d)	26	454
Karyopharm Therapeutics Inc. (c)	15	144
Keryx Biopharmaceuticals Inc. (c) (d)	70	371

See accompanying Notes to Schedules of Investments.

	Shares	Value
Kindred Healthcare Inc.	72	737
Kite Pharma Inc. (c) (d)	32	1,814
La Jolla Pharmaceutical Co. (c)	14	322
Laboratory Corp. of America Holdings (c)	86	11,845
Landauer Inc.	9	410
Lannett Co. Inc. (c) (d)	22	577
Lexicon Pharmaceuticals Inc. (c) (d)	36	657
LHC Group Inc. (c)	12	427
Lifepoint Health Inc. (c)	37	2,167
Ligand Pharmaceuticals Inc. (c) (d)	17	1,773
Lion Biotechnologies Inc. (c) (d)	29	238
LivaNova Plc (c)	38	2,302
Loxo Oncology Inc. (c) (d)	9	246
Luminex Corp. (c) (d)	36	820
MacroGenics Inc. (c) (d)	24	708
Magellan Health Services Inc. (c)	21	1,111
Mallinckrodt Plc (c)	92	6,437
MannKind Corp. (c) (d)	256	159
Masimo Corp. (c)	38	2,269
McKesson Corp.	190	31,619
Medicines Co. (c) (d)	60	2,250
Medidata Solutions Inc. (c) (d)	48	2,680
MEDNAX Inc. (c)	77	5,123
Medtronic Plc	1,183	102,191
Merck & Co. Inc.	2,333	145,612
Meridian Bioscience Inc.	39	748
Merit Medical Systems Inc. (c)	38	919
Merrimack Pharmaceuticals Inc. (c) (d)	90	571
Mettler-Toledo International Inc. (c)	23	9,481
MiMedx Group Inc. (c) (d)	90	770
Mirati Therapeutics Inc. (c)	14	93
Molina Healthcare Inc. (c)	35	2,020
Momenta Pharmaceuticals Inc. (c)	59	690
Mylan NV (c)	383	14,589
Myriad Genetics Inc. (c) (d)	61	1,260
NantKwest Inc. (c) (d)	19	148
Natera Inc. (c) (d)	20	224
National Healthcare Corp.	9	581
National Research Corp. - Class A	8	135
Natus Medical Inc. (c)	27	1,056
Nektar Therapeutics (c)	115	1,971
Neogen Corp. (c)	32	1,800
NeoGenomics Inc. (c)	51	417
Neurocrine Biosciences Inc. (c)	74	3,762
Nevro Corp. (c) (d)	18	1,925
NewLink Genetics Corp. (c)	20	294
Novavax Inc. (c) (d)	224	467
Novocure Ltd. (c) (d)	37	314
NuVasive Inc. (c)	42	2,814
NxStage Medical Inc. (c)	56	1,410
Ocular Therapeutix Inc. (c) (d)	13	92
Omeros Corp. (c) (d)	31	347
Omnicell Inc. (c)	31	1,180
OncoMed Pharmaceuticals Inc. (c) (d)	12	132
Ophthotech Corp. (c) (d)	23	1,076
Opko Health Inc. (c) (d)	281	2,976
OraSure Technologies Inc. (c)	40	319
Organovo Holdings Inc. (c) (d)	65	245
Orthofix International NV (c)	16	695
Otonomy Inc. (c) (d)	14	248
OvaScience Inc. (c) (d)	24	174
Owens & Minor Inc. (d)	54	1,872
Pacific Biosciences of California Inc. (c)	56	502
Pacira Pharmaceuticals Inc. (c) (d)	33	1,131
Paratek Pharmaceuticals Inc. (c) (d)	11	141
PAREXEL International Corp. (c)	43	3,015
Patterson Cos. Inc. (d)	72	3,306
PDL BioPharma Inc.	138	463
Penumbra Inc. (c) (d)	22	1,700
PerkinElmer Inc.	91	5,124
Perrigo Co. Plc	121	11,153
Pfizer Inc.	5,112	173,160
PharMerica Corp. (c)	24	670
Phibro Animal Health Corp. - Class A	17	453
Portola Pharmaceuticals Inc. (c) (d)	50	1,131
PRA Health Sciences Inc. (c)	29	1,659
Premier Inc. - Class A (c)	37	1,195
Press Ganey Holdings Inc. (c)	18	733
Prestige Brands Holdings Inc. (c)	45	2,192
Progenics Pharmaceuticals Inc. (c) (d)	60	382
Prothena Corp. Plc (c) (d)	25	1,522
Providence Services Corp. (c)	12	592
PTC Therapeutics Inc. (c)	28	397
Puma Biotechnology Inc. (c) (d)	23	1,514
Quality Systems Inc.	41	460
Quest Diagnostics Inc.	119	10,031
Quidel Corp. (c)	25	545
Quintiles Transnational Holdings Inc. (c)	77	6,236
Quorum Health Corp. (c)	25	159
Radius Health Inc. (c)	27	1,461
Raptor Pharmaceutical Corp. (c) (d)	70	627
Regeneron Pharmaceuticals Inc. (c)	65	26,152
Regulus Therapeutics Inc. (c) (d)	22	74
Repligen Corp. (c)	29	862
ResMed Inc. (d)	117	7,588
Retrophin Inc. (c)	30	662
Revance Therapeutics Inc. (c) (d)	17	271
Rockwell Medical Technologies Inc. (c) (d)	47	314
Sage Therapeutics Inc. (c) (d)	23	1,038
Sangamo Biosciences Inc. (c) (d)	58	270
Sarepta Therapeutics Inc. (c) (d)	37	2,293
Sciclone Pharmaceuticals Inc. (c)	43	437
Seattle Genetics Inc. (c) (d)	90	4,871
Select Medical Holdings Corp. (c) (d)	88	1,184
Seres Therapeutics Inc. (c) (d)	9	114
Spark Therapeutics Inc. (c) (d)	19	1,156
Spectranetics Corp. (c)	39	978
Spectrum Pharmaceuticals Inc. (c)	59	275
St. Jude Medical Inc.	239	19,074
Staar Surgical Co. (c) (d)	32	304
Steris Plc (d)	71	5,219
Stryker Corp.	284	33,020
Sucampo Pharmaceuticals Inc. - Class A (c)	24	298
Supernus Pharmaceuticals Inc. (c)	34	852
Surgery Partners Inc. (c)	17	343
Surgical Care Affiliates Inc. (c)	24	1,176
SurModics Inc. (c)	11	338
Synergy Pharmaceuticals Inc. (c) (d)	154	848
Team Health Holdings Inc. (c)	64	2,092
Teladoc Inc. (c) (d)	9	167
Teleflex Inc.	37	6,270
Teligent Inc. (c) (d)	30	226
Tenet Healthcare Corp. (c)	85	1,918
TESARO Inc. (c) (d)	30	3,035
TG Therapeutics Inc. (c) (d)	33	255
TherapeuticsMD Inc. (c) (d)	138	941
Theravance Biopharma Inc. (c) (d)	31	1,106
Thermo Fisher Scientific Inc.	332	52,796
TransEnterix Inc. (c) (d)	47	79
Trevena Inc. (c)	31	207
Triple-S Management Corp. - Class B (c)	19	406
Ultragenyx Pharmaceutical Inc. (c) (d)	33	2,313
United Therapeutics Corp. (c)	37	4,390
UnitedHealth Group Inc.	801	112,181
Universal American Corp. (c)	41	311
Universal Health Services Inc. - Class B	76	9,335

See accompanying Notes to Schedules of Investments.

	Shares	Value
US Physical Therapy Inc.	11	669
Vanda Pharmaceuticals Inc. (c)	33	557
Varian Medical Systems Inc. (c)	80	7,967
Vascular Solutions Inc. (c)	16	780
VCI Inc. (c)	69	4,858
Veeva Systems Inc. - Class A (c)	74	3,066
Versartis Inc. (c) (d)	13	157
Vertex Pharmaceuticals Inc. (c)	209	18,257
Vocera Communications Inc. (c)	18	311
VWR Corp. (c)	79	2,234
Waters Corp. (c)	68	10,841
WellCare Health Plans Inc. (c)	38	4,438
West Pharmaceutical Services Inc.	62	4,655
Wright Medical Group NV (c) (d)	78	1,905
XBiotech Inc. (c) (d)	16	210
Xencor Inc. (c) (d)	27	659
Zeltiq Aesthetics Inc. (c) (d)	28	1,087
Zimmer Biomet Holdings Inc.	170	22,092
ZIOPHARM Oncology Inc. (c) (d)	91	511
Zoetis Inc. - Class A	398	20,692
Total Common Stocks (cost $2,582,272)		2,718,407

RIGHTS - 0.0%
Dyax Corp. (c) (e)	141	157
Total Rights (cost $157)		157

SHORT TERM INVESTMENTS - 3.1%
Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (b)	85,362	85,362
Total Short Term Investments (cost $85,362)		85,362
Total Investments - 102.8% (cost $2,667,791)		2,803,926
Other Assets and Liabilities, Net - (2.8%)		(75,513)
Total Net Assets - 100.0%		$2,728,413

JNL/Mellon Capital Oil & Gas Sector Fund

COMMON STOCKS - 99.8%
ENERGY - 99.8%
Alon USA Energy Inc.	34	$278
Anadarko Petroleum Corp.	603	38,200
Antero Resources Corp. (c)	167	4,502
Apache Corp.	413	26,380
Archrock Inc.	75	979
Atwood Oceanics Inc. (d)	69	602
Baker Hughes Inc.	454	22,937
Bill Barrett Corp. (c)	60	331
Bristow Group Inc. (d)	38	533
Cabot Oil & Gas Corp.	503	12,987
California Resources Corp. (d)	44	551
Callon Petroleum Co. (c)	169	2,654
CARBO Ceramics Inc. (d)	24	258
Carrizo Oil & Gas Inc. (c) (d)	62	2,505
Cheniere Energy Inc. (c) (d)	217	9,442
Chesapeake Energy Corp. (c) (d)	677	4,243
Chevron Corp.	2,056	211,604
Cimarex Energy Co.	103	13,799
Clean Energy Fuels Corp. (c) (d)	102	457
Cobalt International Energy Inc. (c)	377	468
Concho Resources Inc. (c)	154	21,091
ConocoPhillips Co.	1,350	58,678
CONSOL Energy Inc. (d)	202	3,878
Continental Resources Inc. (c) (d)	103	5,345
Core Laboratories NV (d)	48	5,430
CVR Energy Inc. (d)	21	284
Delek US Holdings Inc.	54	925
Denbury Resources Inc. (c) (d)	391	1,263
Devon Energy Corp.	512	22,577
Diamond Offshore Drilling Inc. (d)	76	1,337
Diamondback Energy Inc. (c)	84	8,119
Dril-Quip Inc. (c) (d)	42	2,335
Eclipse Resources Corp. (c)	85	281
Enbridge Energy Management LLC (c)	71	1,806
Energen Corp.	106	6,109
EnLink Midstream LLC (d)	61	1,014
Ensco Plc - Class A	328	2,786
EOG Resources Inc.	600	58,005
EQT Corp.	188	13,670
EXCO Resources Inc. (c) (d)	202	216
Exterran Corp. (c)	40	629
Exxon Mobil Corp.	4,524	394,814
Fairmount Santrol Holdings Inc. (c) (d)	93	787
FMC Technologies Inc. (c)	247	7,327
Forum Energy Technologies Inc. (c) (d)	66	1,316
Frank’s International NV (d)	44	573
Gener8 Maritime Inc. (c)	49	251
Gran Tierra Energy Inc. (c)	332	1,000
Green Plains Inc.	41	1,073
Gulfport Energy Corp. (c)	137	3,868
Halliburton Co.	938	42,082
Helix Energy Solutions Group Inc. (c)	115	934
Helmerich & Payne Inc. (d)	118	7,928
Hess Corp.	311	16,661
HollyFrontier Corp.	183	4,479
Hornbeck Offshore Services Inc. (c) (d)	40	222
Jones Energy Inc. - Class A (c) (d)	60	213
Kinder Morgan Inc.	2,070	47,886
Kosmos Energy Ltd. (c) (d)	173	1,108
Laredo Petroleum Holdings Inc. (c)	160	2,064
Marathon Oil Corp.	916	14,484
Marathon Petroleum Corp.	578	23,473
Matador Resources Co. (c) (d)	93	2,260
Matrix Service Co. (c)	31	572
McDermott International Inc. (c)	267	1,340
Murphy Oil Corp. (d)	180	5,460
Nabors Industries Ltd.	310	3,775
National Oilwell Varco Inc. (d)	407	14,955
Natural Gas Services Group Inc. (c)	15	370
Newfield Exploration Co. (c)	214	9,314
Newpark Resources Inc. (c) (d)	96	707
Noble Corp. Plc	266	1,684
Noble Energy Inc.	465	16,609
Northern Oil and Gas Inc. (c) (d)	77	206
Oasis Petroleum Inc. (c) (d)	180	2,068
Occidental Petroleum Corp.	833	60,726
Oceaneering International Inc.	108	2,969
Oil States International Inc. (c)	57	1,796
Oneok Inc.	229	11,776
Par Pacific Holdings Inc. (c) (d)	24	317
Parker Drilling Co. (c)	146	316
Parsley Energy Inc. - Class A (c)	153	5,130
Patterson-UTI Energy Inc.	162	3,627
PBF Energy Inc. - Class A (d)	108	2,446
PDC Energy Inc. (c)	59	3,953
PHI Inc. (c)	14	260
Phillips 66 (d)	516	41,578
Pioneer Natural Resources Co.	178	33,133
Plains GP Holdings LP	279	3,611
QEP Resources Inc.	260	5,082
Range Resources Corp.	202	7,838
Renewable Energy Group Inc. (c) (d)	41	347
Rex Stores Corp. (c)	6	512

See accompanying Notes to Schedules of Investments.

	Shares	Value
Rice Energy Inc. (c)	128	3,340
RigNet Inc. (c)	16	244
Rowan Cos. Plc - Class A	130	1,974
RPC Inc. (c) (d)	73	1,226
RSP Permian Inc. (c)	78	3,042
Sanchez Energy Corp. (c) (d)	68	597
Schlumberger Ltd.	1,519	119,417
SEACOR Holdings Inc. (c)	18	1,095
SemGroup Corp. - Class A	57	2,023
SM Energy Co.	89	3,439
Southwestern Energy Co. (c)	522	7,220
Spectra Energy Corp.	759	32,460
Superior Energy Services Inc.	167	2,985
Synergy Resources Corp. (c) (d)	205	1,418
Tallgrass Energy GP LP - Class A	51	1,216
Targa Resources Corp.	175	8,600
Tesco Corp.	54	441
Tesoro Corp.	130	10,317
Tetra Technologies Inc. (c)	103	628
Tidewater Inc. (d)	58	164
Transocean Ltd. (c) (d)	381	4,063
Transocean Partners LLC	24	300
Unit Corp. (c) (d)	56	1,039
US Silica Holdings Inc.	70	3,256
Valero Energy Corp.	512	27,160
Weatherford International Plc (c) (d)	979	5,499
Western Refining Inc.	94	2,500
Whiting Petroleum Corp. (c) (d)	226	1,977
Williams Cos. Inc.	778	23,908
World Fuel Services Corp.	78	3,604
WPX Energy Inc. (c)	356	4,689
Total Common Stocks (cost $1,709,651)		1,666,609

SHORT TERM INVESTMENTS - 2.5%
Investment Company - 0.1%
JNL Money Market Fund, 0.24% (a) (b)	2,583	2,583
Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (b)	39,552	39,552
Total Short Term Investments (cost $42,135)		42,135
Total Investments - 102.3% (cost $1,751,786)		1,708,744
Other Assets and Liabilities, Net - (2.3%)		(38,885)
Total Net Assets - 100.0%		$1,669,859

JNL/Mellon Capital Technology Sector Fund

COMMON STOCKS - 99.8%
INFORMATION TECHNOLOGY - 99.8%
2U Inc. (c) (d)	11	$410
3D Systems Corp. (c) (d)	32	568
8x8 Inc. (c)	25	383
A10 Networks Inc. (c)	12	129
Accenture Plc - Class A	186	22,741
ACI Worldwide Inc. (c)	34	653
Activision Blizzard Inc.	175	7,736
Actua Corp. (c)	10	128
Acxiom Corp. (c)	22	592
Adobe Systems Inc. (c)	148	16,106
ADTRAN Inc.	15	293
Advanced Energy Industries Inc. (c)	12	567
Advanced Micro Devices Inc. (c) (d)	228	1,579
Akamai Technologies Inc. (c)	51	2,726
Alarm.com Holdings Inc. (c) (d)	3	90
Alliance Data Systems Corp. (c)	17	3,754
Alphabet Inc. - Class A (c)	87	69,904
Alphabet Inc. - Class C (c)	92	71,124
Ambarella Inc. (c) (d)	9	698
Amkor Technology Inc. (c)	35	336
Amphenol Corp. - Class A	91	5,918
Analog Devices Inc.	91	5,865
Angie’s List Inc. (c) (d)	15	147
Anixter International Inc. (c)	8	536
Ansys Inc. (c)	26	2,396
Apple Inc.	1,621	183,245
Applied Materials Inc.	322	9,702
Applied Micro Circuits Corp. (c)	21	143
Arista Networks Inc. (c) (d)	12	1,059
ARRIS International Plc (c)	52	1,473
Arrow Electronics Inc. (c)	27	1,752
Aspen Technology Inc. (c)	24	1,105
Autodesk Inc. (c)	60	4,322
Automatic Data Processing Inc.	135	11,930
Avnet Inc.	38	1,581
AVX Corp. (d)	16	214
Badger Meter Inc.	8	266
Bankrate Inc. (c)	18	151
Barracuda Networks Inc. (c)	7	172
Bazaarvoice Inc. (c)	26	155
Belden Inc.	12	841
Benchmark Electronics Inc. (c)	15	386
Benefitfocus Inc. (c) (d)	3	131
Black Knight Financial Services Inc. - Class A (c) (d)	6	266
Blackbaud Inc.	14	916
Blackhawk Network Holdings Inc. (c)	16	489
Blucora Inc. (c)	10	112
Booz Allen Hamilton Holding Corp. - Class A	40	1,269
Bottomline Technologies Inc. (c)	12	271
Box Inc. - Class A (c) (d)	13	208
Broadcom Ltd.	116	19,973
Broadridge Financial Solutions Inc.	35	2,389
BroadSoft Inc. (c)	8	385
Brocade Communications Systems Inc.	139	1,279
Brooks Automation Inc.	19	258
CA Inc.	93	3,075
Cabot Microelectronics Corp.	7	374
CACI International Inc. - Class A (c)	7	701
Cadence Design Systems Inc. (c)	88	2,239
CalAmp Corp. (c)	11	149
Calix Inc. (c)	13	93
Callidus Software Inc. (c)	18	322
Cardtronics Plc - Class A (c) (d)	13	582
Cass Information Systems Inc.	4	208
Cavium Inc. (c)	20	1,142
CDK Global Inc.	39	2,254
CDW Corp.	45	2,052
Ceva Inc. (c)	6	213
ChannelAdvisor Corp. (c)	7	89
Ciena Corp. (c)	40	866
Cimpress NV (c) (d)	7	689
Cirrus Logic Inc. (c)	18	949
Cisco Systems Inc.	1,489	47,245
Citrix Systems Inc. (c)	46	3,954
Cognex Corp.	23	1,234
Cognizant Technology Solutions Corp. - Class A (c)	179	8,541
Coherent Inc. (c)	7	776
Cohu Inc.	8	100
CommerceHub Inc. - Class A (c)	4	60
CommerceHub Inc. - Class C (c)	8	121
CommScope Holding Co. Inc. (c)	53	1,587
CommVault Systems Inc. (c)	12	632

See accompanying Notes to Schedules of Investments.

	Shares	Value
Computer Sciences Corp.	40	2,112
comScore Inc. (c)	13	384
Comtech Telecommunications Corp.	8	108
Convergys Corp. (d)	28	851
CoreLogic Inc. (c)	26	1,032
Cornerstone OnDemand Inc. (c)	15	685
Corning Inc.	318	7,521
CoStar Group Inc. (c)	10	2,100
CPI Card Group Inc. (d)	5	33
Cray Inc. (c)	12	291
Cree Inc. (c) (d)	31	791
CSG Systems International Inc.	9	373
CSRA Inc.	49	1,323
CTS Corp.	8	147
Cvent Inc. (c)	9	283
Cypress Semiconductor Corp. (d)	97	1,182
Daktronics Inc.	10	95
Dell Technologies Inc. - Class V (c)	65	3,126
DHI Group Inc. (c)	13	101
Diebold Inc. (d)	21	533
Diodes Inc. (c)	12	247
Dolby Laboratories Inc.	15	840
DST Systems Inc.	10	1,143
DTS Inc.	6	248
EarthLink Holdings Corp.	28	174
Eastman Kodak Co. (c)	5	69
eBay Inc. (c)	322	10,607
Ebix Inc. (d)	8	448
EchoStar Corp. - Class A (c)	13	567
Electronic Arts Inc. (c)	89	7,617
Electronics for Imaging Inc. (c)	14	693
Ellie Mae Inc. (c)	10	1,022
Endurance International Group Holdings Inc. (c) (d)	20	176
Entegris Inc. (c)	40	702
Envestnet Inc. (c) (d)	11	415
EPAM Systems Inc. (c)	14	979
EPIQ Systems Inc.	7	120
ePlus Inc. (c)	2	168
Euronet Worldwide Inc. (c)	15	1,188
EVERTEC Inc.	20	331
Exar Corp. (c)	12	111
ExlService Holdings Inc. (c)	9	469
Extreme Networks (c)	31	141
F5 Networks Inc. (c)	20	2,498
Fabrinet (c)	9	420
Facebook Inc. - Class A (c)	684	87,778
Fair Isaac Corp.	9	1,170
FARO Technologies Inc. (c)	5	163
Fidelity National Information Services Inc.	92	7,066
Finisar Corp. (c)	31	927
FireEye Inc. (c) (d)	42	624
First Solar Inc. (c) (d)	22	875
Fiserv Inc. (c)	66	6,543
FitBit Inc. - Class A (c) (d)	36	530
Five9 Inc. (c)	8	121
FleetCor Technologies Inc. (c)	28	4,801
FleetMatics Group Plc (c)	11	682
Flextronics International Ltd. (c)	159	2,161
FLIR Systems Inc.	40	1,249
FormFactor Inc. (c) (d)	21	223
Forrester Research Inc.	2	78
Fortinet Inc. (c)	44	1,617
Gartner Inc. (c)	24	2,146
Gigamon Inc. (c)	8	425
Global Payments Inc.	45	3,469
Glu Mobile Inc. (c) (d)	42	93
GoDaddy Inc. - Class A (c) (d)	13	445
Gogo Inc. (c) (d)	16	175
GrubHub Inc. (c)	20	841
GTT Communications Inc. (c)	7	168
Guidewire Software Inc. (c)	21	1,248
Hackett Group Inc.	7	107
Harmonic Inc. (c) (d)	23	138
Harris Corp.	37	3,353
Hewlett Packard Enterprise Co.	512	11,647
Hortonworks Inc. (c) (d)	7	62
HP Inc.	514	7,976
HubSpot Inc. (c)	6	368
IAC/InterActiveCorp.	22	1,346
II-VI Inc. (c)	16	379
Immersion Corp. (c) (d)	9	70
Imperva Inc. (c)	9	478
inContact Inc. (c)	18	249
Infinera Corp. (c)	39	356
Infoblox Inc. (c)	16	427
Ingram Micro Inc. - Class A	44	1,563
Inphi Corp. (c)	10	438
Insight Enterprises Inc. (c)	11	347
Integrated Device Technology Inc. (c)	39	901
Intel Corp.	1,398	52,782
Interactive Intelligence Group (c)	5	294
InterDigital Inc.	10	783
International Business Machines Corp.	270	42,903
Intersil Corp. - Class A	39	855
IntraLinks Holdings Inc. (c)	12	119
Intuit Inc.	72	7,906
InvenSense Inc. (c) (d)	27	198
IPG Photonics Corp. (c) (d)	11	929
Itron Inc. (c)	10	579
Ixia (c)	17	211
IXYS Corp.	8	96
j2 Global Inc. (d)	13	889
Jabil Circuit Inc.	49	1,080
Jack Henry & Associates Inc.	24	2,016
Jive Software Inc. (c)	8	32
Juniper Networks Inc.	102	2,444
Keysight Technologies Inc. (c)	51	1,628
Kimball Electronics Inc. (c)	6	85
KLA-Tencor Corp.	46	3,186
Knowles Corp. (c)	25	354
Kulicke & Soffa Industries Inc. (c)	19	250
Lam Research Corp. (d)	48	4,516
Lattice Semiconductor Corp. (c)	38	246
Leidos Holdings Inc.	39	1,693
Lexmark International Inc. - Class A	19	753
Linear Technology Corp.	71	4,237
LinkedIn Corp. - Class A (c)	35	6,671
Lionbridge Technologies Inc. (c)	12	60
Littelfuse Inc.	7	859
LivePerson Inc. (c)	18	154
LogMeIn Inc.	7	649
Lumentum Holdings Inc. (c)	14	596
M/A-COM Technology Solutions Holdings Inc. (c)	8	352
Manhattan Associates Inc. (c)	22	1,250
Mantech International Corp. - Class A	7	281
Marvell Technology Group Ltd.	130	1,721
MasterCard Inc. - Class A	288	29,264
Match Group Inc. (c) (d)	10	186
Maxim Integrated Products Inc.	83	3,331
MAXIMUS Inc.	19	1,060
MaxLinear Inc. - Class A (c)	16	330
Mellanox Technologies Ltd. (c)	13	541
Mentor Graphics Corp.	28	744
MercadoLibre Inc.	10	1,830

See accompanying Notes to Schedules of Investments.

	Shares	Value
Methode Electronics Inc.	10	350
Microchip Technology Inc. (d)	64	3,993
Micron Technology Inc. (c)	309	5,498
Microsemi Corp. (c)	34	1,425
Microsoft Corp.	2,210	127,299
MicroStrategy Inc. - Class A (c)	3	464
Mitel Networks Corp. (c) (d)	26	193
MKS Instruments Inc.	15	760
MobileIron Inc. (c)	7	20
MoneyGram International Inc. (c)	6	41
Monolithic Power Systems Inc.	11	890
Monotype Imaging Holdings Inc.	12	255
Monster Worldwide Inc. (c) (d)	26	93
Motorola Solutions Inc.	46	3,517
MTS Systems Corp.	5	235
Nanometrics Inc. (c)	7	153
National Instruments Corp.	33	934
NCR Corp. (c)	38	1,228
NeoPhotonics Corp. (c)	8	127
Net 1 UEPS Technologies Inc. (c)	11	97
NetApp Inc.	86	3,079
NetGear Inc. (c)	10	611
NetScout Systems Inc. (c)	26	768
NetSuite Inc. (c)	12	1,286
NeuStar Inc. - Class A (c) (d)	15	398
New Relic Inc. (c)	8	295
NIC Inc.	19	437
Nimble Storage Inc. (c)	16	142
Novanta Inc. (c)	9	155
Nuance Communications Inc. (c)	73	1,052
NVE Corp.	2	109
Nvidia Corp.	158	10,809
Oclaro Inc. (c)	53	455
ON Semiconductor Corp. (c)	126	1,557
Oracle Corp.	922	36,213
OSI Systems Inc. (c)	6	366
Palo Alto Networks Inc. (c)	27	4,269
Pandora Media Inc. (c) (d)	63	900
Park Electrochemical Corp.	5	92
Paychex Inc.	96	5,553
Paycom Software Inc. (c) (d)	12	608
Paylocity Holding Corp. (c) (d)	8	337
PayPal Holdings Inc. (c)	324	13,265
PC Connection Inc.	4	111
PDF Solutions Inc. (c)	7	131
Pegasystems Inc.	10	307
Perficient Inc. (c)	11	232
Photronics Inc. (c)	20	206
Plantronics Inc.	10	528
Plexus Corp. (c) (d)	10	475
Power Integrations Inc.	9	551
Progress Software Corp.	14	367
Proofpoint Inc. (c) (d)	12	862
PROS Holdings Inc. (c)	8	183
PTC Inc. (c)	34	1,525
Pure Storage Inc. - Class A (c) (d)	11	150
Q2 Holdings Inc. (c)	7	193
QAD Inc. - Class A	2	49
Qorvo Inc. (c)	37	2,072
QUALCOMM Inc.	435	29,816
Qualys Inc. (c)	8	299
Quotient Technology Inc. (c) (d)	19	257
Rackspace Hosting Inc. (c)	30	948
Rambus Inc. (c)	35	433
Rapid7 Inc. (c) (d)	6	102
RealPage Inc. (c)	16	404
Red Hat Inc. (c)	54	4,383
RetailMeNot Inc. (c)	10	103
RingCentral Inc. - Class A (c)	14	332
Rofin-Sinar Technologies Inc. (c)	8	255
Rogers Corp. (c) (d)	5	309
Rubicon Project Inc. (c)	8	65
Rudolph Technologies Inc. (c)	10	173
Sabre Corp.	61	1,726
Salesforce.com Inc.	191	13,627
Sanmina Corp. (c)	23	645
ScanSource Inc. (c)	7	268
Science Applications International Corp.	12	859
Seagate Technology (d)	88	3,379
Semtech Corp. (c)	19	522
ServiceNow Inc. (c)	48	3,781
ServiceSource International Inc. (c)	14	67
ShoreTel Inc. (c)	17	137
Shutterstock Inc. (c)	6	379
Silicon Laboratories Inc. (c)	11	670
Silver Spring Networks Inc. (c)	9	131
Skyworks Solutions Inc. (d)	57	4,330
SolarEdge Technologies Inc. (c) (d)	6	107
Sonus Networks Inc. (c)	17	134
Splunk Inc. (c)	39	2,287
SPS Commerce Inc. (c)	5	354
Square Inc. - Class A (c) (d)	12	137
SS&C Technologies Holdings Inc.	53	1,719
Stamps.com Inc. (c) (d)	5	452
SunEdison Semiconductor Ltd. (c)	12	136
SunPower Corp. (c) (d)	16	142
Super Micro Computer Inc. (c)	10	239
Sykes Enterprises Inc. (c)	11	300
Symantec Corp.	181	4,539
Synaptics Inc. (c)	11	650
Synchronoss Technologies Inc. (c)	12	502
SYNNEX Corp.	9	988
Synopsys Inc. (c)	45	2,647
Syntel Inc. (c)	10	401
Tableau Software Inc. - Class A (c)	16	872
Take-Two Interactive Software Inc. (c)	26	1,174
Tangoe Inc. (c)	11	89
TE Connectivity Ltd.	106	6,811
Tech Data Corp. (c)	11	891
TeleTech Holdings Inc.	5	152
Teradata Corp. (c) (d)	38	1,164
Teradyne Inc.	61	1,321
Tessera Technologies Inc.	15	589
Texas Instruments Inc.	298	20,895
TiVo Corp. (c)	36	697
Total System Services Inc.	49	2,290
Travelport Worldwide Ltd.	35	528
Trimble Navigation Ltd. (c)	75	2,138
TrueCar Inc. (c) (d)	11	102
TTM Technologies Inc. (c)	21	240
TubeMogul Inc. (c) (d)	5	51
Twitter Inc. (c) (d)	165	3,799
Tyler Technologies Inc. (c)	10	1,755
Ubiquiti Networks Inc. (c) (d)	9	458
Ultimate Software Group Inc. (c)	8	1,698
Ultratech Inc. (c)	7	171
Unisys Corp. (c) (d)	13	125
Universal Display Corp. (c) (d)	12	670
Vantiv Inc. - Class A (c)	46	2,586
Varonis Systems Inc. (c)	4	128
VASCO Data Security International Inc. (c)	9	166
Veeco Instruments Inc. (c)	13	250
VeriFone Systems Inc. (c)	31	489
Verint Systems Inc. (c)	19	718
VeriSign Inc. (c) (d)	29	2,246
ViaSat Inc. (c) (d)	14	1,016

See accompanying Notes to Schedules of Investments.

	Shares	Value
Viavi Solutions Inc. (c)	67	497
Virtusa Corp. (c)	8	188
Visa Inc. - Class A	564	46,649
Vishay Intertechnology Inc.	39	552
VMware Inc. - Class A (c) (d)	22	1,613
Web.com Group Inc. (c)	13	216
WebMD Health Corp. (c) (d)	11	540
Western Digital Corp.	84	4,900
Western Union Co.	144	2,993
WEX Inc. (c)	11	1,211
Workday Inc. - Class A (c)	35	3,178
Workiva Inc. - Class A (c) (d)	5	99
Xcerra Corp. (c)	18	106
Xerox Corp.	256	2,591
Xilinx Inc.	75	4,091
XO Group Inc. (c)	7	142
Yahoo! Inc. (c)	268	11,550
Yelp Inc. - Class A (c)	20	849
Zebra Technologies Corp. - Class A (c)	15	1,051
Zendesk Inc. (c)	23	693
Zillow Group Inc. - Class C (c) (d)	34	1,185
Zynga Inc. - Class A (c) (d)	223	649
Total Common Stocks (cost $1,105,306)		1,397,525

SHORT TERM INVESTMENTS - 2.7%
Investment Company - 0.7%
JNL Money Market Fund, 0.24% (a) (b)	9,584	9,584
Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.33% (a) (b)	28,316	28,316
Total Short Term Investments (cost $37,900)		37,900
Total Investments - 102.5% (cost $1,143,206)		1,435,425
Other Assets and Liabilities, Net - (2.5%)		(34,871)
Total Net Assets - 100.0%		$1,400,554

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2016

(a)         Investment in affiliate.

(b)         Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of September 30, 2016.

(c)          Non-income producing security.

(d)         All or portion of the security was on loan.

(e)          Security fair valued in good faith in accordance with the procedures approved by the JNL Variable Fund LLC’s Board of Managers (“Board” or “Managers”).  Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs.  See FASB ASC Topic 820 in the Notes to Financial Statements.

(f)           All or a portion of the security is pledged or segregated as collateral.

†                 Par amounts are listed in USD unless otherwise noted.

Abbreviations:

“-” Amount rounds to less than one thousand

ADR - American Depositary Receipt

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation
JNL/Mellon Capital Dow Index Fund
Dow Jones Industrial Average E-Mini Index Future	December 2016	18	$19

JNL/Mellon Capital Nasdaq 100 Fund
NASDAQ 100 E-Mini Future	December 2016	223	$253

Security Valuation - Under the Funds’ valuation policy and procedures, the Funds’ Board has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Funds and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time).  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Funds’ Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

FASB ASC Topic 820, “Fair Value Measurement” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate the valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities as of September 30, 2016 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Mellon Capital Dow Index Fund
Common Stocks	$503,435	$—	$—	$—	$503,435
Short Term Investments	1,206	155	—	—	1,361
Fund Total	$504,641	$—	$—	$—	$504,796
JNL/Mellon Capital Global 30 Fund
Common Stocks
Consumer Discretionary	$12,782	$35,834	$—	$—	$48,616
Consumer Staples	13,789	25,247	—	—	39,036
Energy	27,230	38,170	—	—	65,400
Financials	—	62,318	—	—	62,318
Health Care	24,483	12,003	—	—	36,486
Industrials	26,001	24,126	—	—	50,127
Information Technology	11,845	—	—	—	11,845
Telecommunication Services	12,562	9,471	—	—	22,033
Utilities	—	11,605	—	—	11,605
Fund Total	$128,692	$218,774	$—	$—	$347,466
JNL/Mellon Capital Nasdaq 100 Fund
Common Stocks	$1,007,383	$—	$—	$—	$1,007,383
Short Term Investments	28,801	1,130	—	—	29,931
Fund Total	$1,036,184	$1,130	$—	$—	$1,037,314
JNL/Mellon Capital S&P 24 Fund
Common Stocks	$579,026	$—	$—	$—	$579,026
Short Term Investments	14,876	—	—	—	14,876
Fund Total	$593,902	$—	$—	$—	$593,902
JNL/Mellon Capital S&P SMid 60 Fund
Common Stocks	$547,428	$—	$—	$—	$547,428
Short Term Investments	35,597	—	—	—	35,597
Fund Total	$583,025	$—	$—	$—	$583,025
JNL/Mellon Capital JNL 5 Fund
Common Stocks	$2,767,929	$420,486	$—	$—	$3,188,415
Short Term Investments	48,905	—	—	—	48,905
Fund Total	$2,816,834	$420,486	$—	$—	$3,237,320
JNL/Mellon Capital Communications Sector Fund
Common Stocks	$139,965	$—	$—	$—	$139,965

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Mellon Capital Communications Sector Fund (continued)
Short Term Investments	$—	$—	$—	$17,775	$17,775
Fund Total	$139,965	$—	$—	$17,775	$157,740
JNL/Mellon Capital Consumer Brands Sector Fund
Common Stocks	$929,305	$—	$—	$—	$929,305
Short Term Investments	—	—	—	35,874	35,874
Fund Total	$929,305	$—	$—	$35,874	$965,179
JNL/Mellon Capital Financial Sector Fund
Common Stocks	$672,845	$—	$15	$—	$672,860
Short Term Investments	653	—	—	6,967	7,620
Fund Total	$673,498	$—	$15	$6,967	$680,480
JNL/Mellon Capital Healthcare Sector Fund
Common Stocks	$2,717,141	$1,266	$—	$—	$2,718,407
Rights	—	—	157	—	157
Short Term Investments	—	—	—	85,362	85,362
Fund Total	$2,717,141	$1,266	$157	$85,362	$2,803,926
JNL/Mellon Capital Oil & Gas Sector Fund
Common Stocks	$1,666,609	$—	$—	$—	$1,666,609
Short Term Investments	2,583	—	—	39,552	42,135
Fund Total	$1,669,192	$—	$—	$39,552	$1,708,744
JNL/Mellon Capital Technology Sector Fund
Common Stocks	$1,397,525	$—	$—	$—	$1,397,525
Short Term Investments	9,584	—	—	28,316	37,900
Fund Total	$1,407,109	$—	$—	$28,316	$1,435,425

(1)         Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.  Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction  between market participants upon its current sale.

	Assets — Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Dow Index Fund
Open Futures Contracts	$19	$—	$—	$19
Fund Total	$19	$—	$—	$19
JNL/Mellon Capital Nasdaq 100 Fund
Open Futures Contracts	$253	$—	$—	$253
Fund Total	$253	$—	$—	$253

(1)         Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/ (depreciation) on the instrument.

The Fund recognizes transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2 or 3 during the period ended September 30, 2016.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2016.

Securities Lending and Securities Lending Collateral - All Funds participate in agency based securities lending programs.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives either cash or non- cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities.  Generally, cash and non-cash collateral received for the following types of securities on loan are as follows:  U.S. equity — 102%, U.S. corporate fixed income — 102%, U.S. government fixed income — 102%, international equities — 105%, international corporate fixed income — 105%, sovereign fixed income — 102%, and asset backed investments — 102%.  Collateral is maintained over the life of the loan, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The duration of each loan is determined by the agent and borrower and generally may be terminated at any time.  Certain loans may be negotiated to mature on a specified date.  The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.  A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent.  For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower.  The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives includes U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian.  For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Lending Trust — Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the Securities Lending Cash Collateral Fund LLC or the State Street Navigator Lending Trust — Prime Portfolio.

Investments in Affiliates - During the period ended September 30, 2016, certain Funds invested in a money market fund, which is managed by the Adviser.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the Custodian.

The following table details cash management investments in affiliates held at September 30, 2016.  Purchase and sales proceeds are not shown for these investments.  There was no realized gain or loss relating to transactions in these investments during the period ended September 30, 2016.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Dow Index Fund	$—	$1,206	$2
JNL/Mellon Capital Global 30 Fund	—	—	1
JNL/Mellon Capital Nasdaq 100 Fund	1,834	20,763	11
JNL/Mellon Capital S&P 24 Fund	—	181	1
JNL/Mellon Capital S&P SMid 60 Fund	660	1,647	7
JNL/Mellon Capital JNL 5 Fund	1,229	5,370	3
JNL/Mellon Capital Communications Sector Fund	—	—	1
JNL/Mellon Capital Consumer Brands Sector Fund	4,489	—	4
JNL/Mellon Capital Financial Sector Fund	3,652	653	2
JNL/Mellon Capital Healthcare Sector Fund	5,218	—	4
JNL/Mellon Capital Oil & Gas Sector Fund	9,015	2,583	14
JNL/Mellon Capital Technology Sector Fund	9,912	9,584	7

The JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.  The following table details the Fund’s long-term investment in this affiliate held at September 30, 2016.

Fund	Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Ending Value
JNL/Mellon Capital Financial Sector Fund	Bank of New York Mellon Corp.	$8,277	$2,971	$987	$101	$378	$9,840

Income Tax Matters - JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Global 30 Fund are each a limited liability company with its interests owned by a single entity:  Jackson National Separate Account-I.  Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson National Life Insurance Company®.

As of September 30, 2016, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Nasdaq 100 Fund	$950,972	$107,209	$(20,867)	$86,342
JNL/Mellon Capital S&P 24 Fund	578,640	43,158	(27,896)	15,262
JNL/Mellon Capital S&P SMid 60 Fund	528,235	84,657	(29,866)	54,791
JNL/Mellon Capital JNL 5 Fund	2,949,369	424,721	(136,770)	287,951
JNL/Mellon Capital Communications Sector Fund	146,301	16,288	(4,848)	11,440
JNL/Mellon Capital Consumer Brands Sector Fund	905,676	131,879	(72,376)	59,503
JNL/Mellon Capital Financial Sector Fund	678,686	33,187	(31,393)	1,794
JNL/Mellon Capital Healthcare Sector Fund	2,679,227	346,937	(222,238)	124,699
JNL/Mellon Capital Oil & Gas Sector Fund	1,779,622	196,359	(267,236)	(70,877)
JNL/Mellon Capital Technology Sector Fund	1,153,106	318,542	(36,223)	282,319

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                               The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                               There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2016

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 28, 2016

Exhibit List

Exhibit 3(a):                                                  Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                                                  Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.